[logo - American Funds(sm)]

The right choice for the long term(sm)

THE INCOME FUND OF AMERICA

[cover photograph: close-up of person holding peaches]

Semi-annual report for the six months ended January 31, 2002


THE INCOME FUND OF AMERICA(R)

The Income Fund of America is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.


IFA DIVIDEND RATE VERSUS BENCHMARKS

[begin line chart]

YEAR-END                IFA             LIPPER INCOME FUND AVERAGE          S&P 500
1/31/1975               7.30            7.36                                4.71
7/31/1975               7.24            7.04                                4.18
1/31/1976               6.30            6.24                                3.65
7/31/1976               7.06            6.46                                3.66
1/31/1977               6.94            6.36                                4.01
7/31/1977               6.15            6.24                                4.47
1/31/1978               6.61            6.70                                5.28
7/31/1978               6.70            6.56                                4.92
1/31/1979               7.56            6.88                                5.12
7/31/1979               7.38            6.94                                5.19
1/31/1980               7.83            6.92                                4.99
7/31/1980               7.63            6.97                                4.95
1/31/1981               8.07            7.27                                4.81
7/31/1981               8.16            7.94                                4.91
1/31/1982               8.75            8.79                                5.53
7/31/1982               9.81            9.73                                6.37
1/31/1983               7.95            8.32                                4.74
7/31/1983               7.95            8.11                                4.28
1/31/1984               7.74            7.88                                4.36
7/31/1984               8.60            9.22                                4.87
1/31/1985               7.58            7.97                                4.22
7/31/1985               7.45            8.05                                4.07
1/31/1986               7.07            7.40                                3.75
7/31/1986               7.27            7.17                                3.45
1/31/1987               6.69            6.54                                3.03
7/31/1987               7.02            6.85                                2.69
1/31/1988               7.50            7.33                                3.31
7/31/1988               6.96            7.37                                3.27
1/31/1989               6.69            6.88                                3.34
7/31/1989               6.67            6.50                                3.04
1/31/1990               6.99            6.96                                3.37
7/31/1990               7.18            7.01                                3.31
1/31/1991               8.12            7.32                                3.52
7/31/1991               7.11            6.64                                3.11
1/31/1992               6.33            6.12                                2.96
7/31/1992               6.06            5.92                                2.89
1/31/1993               6.44            5.50                                2.83
7/31/1993               6.23            5.04                                2.79
1/31/1994               5.56            4.74                                2.64
7/31/1994               6.14            4.63                                2.80
1/31/1995               6.14            4.81                                2.81
7/31/1995               5.56            4.53                                2.41
1/31/1996               5.07            4.43                                2.18
7/31/1996               5.22            4.67                                2.28
1/31/1997               5.09            4.15                                1.89
7/31/1997               4.84            4.07                                1.61
1/31/1998               4.27            4.20                                1.58
7/31/1998               4.49            4.14                                1.43
1/31/1999               4.79            3.75                                1.29
7/31/1999               5.03            3.95                                1.24
1/31/2000               5.40            4.29                                1.19
7/31/2000               5.64            4.35                                1.15
1/31/2001               4.78            4.25                                1.20
7/31/2001               4.87            4.21                                1.30
1/31/2002               5.01            3.66                                1.40

[end line chart]

All numbers calculated by Lipper Inc. The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing the month-end net asset value adjusted for capital gains.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL. INVESTING OUTSIDE THE UNITED STATES INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

THE INCOME FUND OF AMERICA FINISHED THE FIRST HALF OF ITS FISCAL YEAR WITH A SLIGHTLY NEGATIVE RETURN OF 0.3%. WHILE WE ARE NOT HAPPY TO REPORT EVEN A SMALL DECLINE IN THE VALUE OF YOUR PORTFOLIO, GIVEN THE EXTRAORDINARILY DIFFICULT INVESTMENT ENVIRONMENT, WE ARE GRATIFIED THAT OUR INCOME EMPHASIS HAS CONTINUED TO PROVIDE A MEASURE OF STABILITY.

During the six months ended January 31, the fund paid quarterly dividends totaling 40 cents a share and a capital gain distribution of 15.6 cents a share. Those of you who reinvested those distributions received an income return of 2.4% (4.9% annualized), which largely offset a modest drop in net asset value.

The fund's 0.3% decline was meaningfully better than the 6.0% slide in stocks, as measured by the unmanaged Standard & Poor's 500 Composite Index, and the 1.2% average loss posted by the 97 income funds tracked by Lipper. The fund's advantage was even more pronounced for the 12 months: In the face of a 16.1% decline in the S&P 500, The Income Fund of America rose 3.5% for the year ended January 31, while the 91 income funds tracked by Lipper declined an average of 2.1% over that time frame.

Bonds once again provided a haven from the stock market storms. Neither the fund nor its equity-oriented benchmarks surpassed the unmanaged Lehman Brothers Aggregate Bond Index, which finished the six months 3.2% higher and the 12 months with an increase of 7.6%.


AN INCOME CUSHION AND LONG-TERM GROWTH

With its emphasis on bonds and dividend-paying stocks with above-average yields, The Income Fund of America delivered a hefty 5.0% dividend rate for the 12 months ended January 31. That stood out from the 1.4% dividend yield for the S&P 500, which remained stubbornly low despite the prolonged decline in equity prices. The fund's dividend rate was also higher than the 3.7% average yield of the income funds tracked by Lipper.

Longer term, the fund's income orientation has translated into very attractive returns: Indeed, over its 28-year lifetime The Income Fund of America has enjoyed an average annual total return of 13.1% <UNDEF> slightly more than the 13.0% of the S&P 500. (Please see the table on page 5 for other return comparisons.)


INVESTOR CONFIDENCE TAKES A DIVE

To some extent, the six months resembled the flip side of the headiest days of the Internet bubble. In a period that had no shortage of bad news, investor pessimism fed on itself, sending stocks spiraling lower. As the reporting period began in August, equity prices were continuing to reflect the impact of the first recession experienced by the U.S. economy in a decade. Economic and stock conditions deteriorated further with the September attacks. The picture brightened briefly in the final quarter of 2001 with a rally in technology and other beleaguered sectors, but confidence quickly soured in January, as investor concerns about corporate accounting practices rippled throughout global markets.

The Income Fund of America's conservative posture continued to provide a buffer during this latest round of turbulence. Not surprisingly, the fund did not benefit greatly from the narrow technology rally near the end of 2001, but it held up better than the broader stock markets through the worst of the September rout and remained flat when stocks declined in January.


A LOOK AT THE PORTFOLIO

During the six months, the fund benefited from gains in several of its largest investments. Among industry concentrations, bank holdings were generally strong, as were a number of real estate investment trusts and paper companies. Good individual stock selection also helped. Although not every large holding rose in price, in many cases high dividend yields helped mitigate losses in share price.

Solid gainers included PACCAR (+14.1%), a large truck manufacturer; Commonwealth Bank of Australia (+13.5%) and May Department Stores (+12.5%).* While slumping print ad revenues in the U.S. hurt several paper companies, Plum Creek Timber (+19.9%), as well as Scandinavian firms Stora Enso (+36.8%) and UPM-Kymmene (+14.4%), all appreciated considerably.

*Returns to the fund reflect monthly changes in size of holdings and dividends received, as well as price changes for the six-month reporting period.

[Begin Sidebar]
The fund's income emphasis continued to provide a buffer during this latest round of stock market turbulence.
[End Sidebar]

Our research-intensive investment approach helped the fund largely avoid a slump in utility stocks. In fact, we decreased a number of utility positions last year, when growing demand had pushed electricity prices higher. Of holdings that continue to be well-represented, Ameren (+12.4%), Entergy (+11.5%), Southern Co. (+5.4%) and Consolidated Edison (+5.3%) posted gains for the six months.

At the other end of the spectrum, declining energy prices put pressure on our oil and gas investments, among them Marathon Oil (-3.8%) and Royal Dutch/Shell (-15.6%). The weak business climate hurt financial services firms such as ING Groep (-13.4%) and J.P. Morgan Chase (-12.9%). British Airways (-40.9%), our only airline equity holding, was hobbled by slowing air travel following the September attacks. Telecommunications holdings, which are relatively small, also dropped in price.


INCOME AND SUPPORT FROM BONDS

Fixed-income securities, which represent about one-quarter of net assets, continued to help the fund meet its income objective and helped stabilize the portfolio as stock markets gyrated.

The Federal Reserve Board took aggressive measures to help the economy regain its footing. It notched down the target for the federal funds rate - a key short-term rate - five times during the six months, to 1.75% from 3.75%. Bond prices rose in response, particularly for the highest grade issues, but retreated in the final months of the year amid signs that Fed easing could soon come to an end. Lower rated bonds, which tend to do well in periods of strong economic recovery, reversed the pattern of their higher grade counterparts; they declined in early fall, but ended the period on a positive note. Meanwhile, convertible securities, which are stock/bond hybrids, generally tracked equity prices lower, although less severely. The weakness provided opportunities to add substantially to our convertible holdings.

The Income Fund of America's bond portfolio is well-diversified, representing hundreds of issuers and many types of debt instruments. As the recent bond volatility demonstrated, that breadth has helped the fund participate in upswings in some areas while mitigating downturns in others.


GLIMMERS OF A TURNAROUND, BUT UNCERTAINTY LINGERS

There is mounting evidence that the economic troubles in the U.S. may be nearing an end. Technology demand has picked up somewhat, unemployment rates appear to be moderating and retail sales have been better than expected.

Still, the investment outlook is far from clear. Corporate earnings remain weak; accounting issues and downgrades by rating agencies could inject fresh uncertainties into stock and bond markets. Recovery is not without its own challenges for an income fund. An economic pick-up could result in higher interest rates, constraining certain sectors of the bond market. Our stock and bond analysts are working together closely to examine prospects of every company we consider for the portfolio.

Even as we make every effort to protect your assets, we are looking forward. Price declines have created compelling pockets of value for investors with the resources and patience to find them. The Income Fund of America has a significant position in liquid assets - more than 12% of net assets in cash and equivalents - which we are carefully putting to work on your behalf.
We look forward to reporting to you in six months.

Cordially,

/s/ Janet A. McKinley
Janet A. McKinley
Chairman of the Board

/s/ Darcy B. Kopcho
Darcy B. Kopcho
President

March 11, 2002

Roberta L. Hazard retired from the Fund's Board of Directors on December 31, 2001. She had been a Director since 1993. The Directors thank her for her many contributions to the fund.


THE INCOME FUND OF AMERICA AT A GLANCE
RESULTS AT A GLANCE
TOTAL RETURNS FOR PERIODS ENDED JANUARY 31, 2002

                                       6 months         1 year        10 years         Lifetime/1/         Average
                                                                                                           annualized
                                                                                                           lifetime
                                                                                                           return/1/

THE INCOME FUND OF AMERICA             -0.3%            +3.5%         +186.4%          +3,068.4%           +13.1%

Standard & Poor's 500                  - 6.0            -16.1         +238.3           +3,057.2            +13.0
Composite Index

Lehman Brothers Aggregate              +3.2             +7.6          +105.5           +1,036.5            +9.0
Bond Index/2/

Credit Suisse First Boston             +1.3             +0.8          +106.3           -                   -
High Yield Index

Average savings                        +2.1             +4.2          +47.0            +451.2              +6.2
institution/3/

Consumer Price Index                   -0.2             +1.1          +28.2            285.8               +4.9
(inflation)/4/


/1/ Since December 1, 1973, when Capital Research and Management Company became IFA's investment adviser.
/2/ From December 1, 1973, through December 31, 1975, The Lehman Brothers Government/Credit Bond Index was used because the Aggregate Bond Index did not yet exist.
/3/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.
/4/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The indexes are unmanaged and do not reflect sales charges, commissions or expenses.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2001 (the most recent calendar quarter):

                                    1 year     5 years   10 years
CLASS A SHARES (reflecting 5.75%
maximum sales charge)               -0.63%      7.99%     10.53%

The fund's 30-day yield for Class A shares as of February 28, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 4.53%. The fund's distribution rate for Class A shares as of that date was 4.71%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.


Results for other share classes can be found on the inside back cover.

Asset mix comparison

January 31, 2002 (unaudited)

[pie chart]
                                                                               Percent of
Investment portfolio                                                           Net Assets
U.S. equity securities+                                                             47.9%
Non-U.S. equity securities                                                            12.7
Government bonds                                                                       2.4
Other fixed-income securities                                                         24.8
Cash & equivalents                                                                    12.2

+Also includes 0.7% in Dutch equities that are part of the S&P500
[end chart]

                                                                                  Percent
                                                                                   of Net
Five Largest Industries in Equity Holdings                                         Assets

1.  Banks                                                                            5.1%
2.  Electric Utilities                                                                5.1
3.  Paper & Forest Products                                                           4.9
4.  Oil & Gas                                                                         4.6
5.  Tobacco                                                                           4.5


                                                                                  Percent
                                                                                   of Net
Ten Largest Equity Holdings                                                        Assets

1.  Philip Morris                                                                     2.3%
2.  R.J. Reynolds Tobacco Holdings                                                    1.5
3.  Weyerhaeuser                                                                      1.4
4.  J.P. Morgan Chase                                                                 1.3
5.  PACCAR                                                                            1.2
6.  H.J. Heinz                                                                        1.1
7.  May Department Stores                                                             1.1
8.  Plum Creek Timber                                                                 1.1
9.  Marathon Oil                                                                      1.0
10. Royal Dutch Petroleum/"Shell" Transport and Trading                               1.0

July 31, 2001

[pie chart]
                                                                               Percent of
Investment portfolio++                                                         Net Assets
U.S. equity securities                                                              47.7%
Non-U.S. equity securities                                                          13.6
Government bonds                                                                     3.0
Other fixed-income securities                                                       22.5
Cash & equivalents                                                                  13.2

++Also includes 0.2% in Dutch equities that are part of the S&P500
[end chart]

                                                                                  Percent
                                                                                   of Net
Five Largest Industries in Equity Holdings                                         Assets

1.  Electric utilities                                                                6.7%
2.  Oil & gas                                                                         5.6
3.  Banks                                                                             5.6
4.  Paper & forest products                                                           4.8
5.  Tobacco                                                                           4.1


                                                                                  Percent
                                                                                   of Net
Ten Largest Equity Holdings                                                        Assets

1.  Philip Morris                                                                     2.2%
2.  First Union                                                                       1.7
3.  Bank of America                                                                   1.6
4.  Royal Dutch Petroleum/"Shell" Transport and Trading                               1.5
5.  R.J. Reynolds Tobacco Holdings                                                    1.4
6.  Dow Chemical                                                                      1.4
7.  Weyerhaeuser                                                                      1.4
8.  Consolidated Edison                                                               1.3
9.  Georgia-Pacific                                                                   1.3
5.  PACCAR                                                                            1.1

The Income Fund of America, Inc.
Investment Portfolio, January 31, 2002

Unaudited


                                                                          Shares or        Market  Percent
                                                                          Principal         Value   of Net
Equity Securities                                                            Amount         (000)   Assets

BANKS  -  5.12%
Wachovia Corp. (merged with First Union Corp.)                             5,890,100     $195,846    0.94%
Bank of America Corp.                                                      3,000,000       189,090      .90
Societe Generale                                                           1,986,100       116,681      .56
Commonwealth Bank of Australia                                             5,446,730        90,393      .43
National City Corp.                                                        3,030,100        85,206      .41
Bank of Nova Scotia                                                        2,400,000        73,288      .35
Alliance & Leicester PLC                                                   5,586,628        67,278      .32
Lloyds TSB Group PLC                                                       5,000,000        53,437      .25
Westpac Banking Corp.                                                      5,634,249        45,125      .22
Wells Fargo & Co.                                                            657,000        30,478      .15
National Australia Bank Ltd., exchangeable                                 $800,000         25,744      .12
 capital units
Comerica Inc.                                                                450,000        25,330      .12
ABN AMRO Holding NV                                                        1,000,000        17,290      .08
Bank of New York Co., Inc.                                                   400,000        16,392      .08
BANK ONE CORP.                                                               420,000        15,750      .07
NB Capital Corp. 8.35% exchangeable preferred                                520,000        13,832      .07
 depositary shares
Bank of Ireland                                                            1,040,000         9,781      .05
                                                                                         1,070,941     5.12

ELECTRIC UTILITIES  -  5.06%
DTE Energy Co.                                                             3,265,000       133,865      .64
Consolidated Edison, Inc.                                                  3,200,000       131,168      .63
Ameren Corp.                                                               2,500,000       107,175      .51
Dominion Resources, Inc.                                                   1,000,000        58,870
Dominion Resources, Inc. 9.50% PIES                                          722,000        42,237      .48
 convertible preferred 2004
Entergy Corp.                                                              2,450,100       100,895      .48
Southern Co.                                                               3,140,000        77,401      .37
American Electric Power Co., Inc.                                          1,776,600        74,155      .35
TXU Corp., Series C, 8.75% convertible                                     1,325,200        69,441      .33
 preferred 2004, units
OGE Energy Corp.                                                           2,810,000        61,595      .30
CMS Energy Corp.                                                           2,300,000        52,509      .25
Duke Energy Corp. 8.25% convertible preferred                              1,691,000        41,599      .20
 2004, units
Progress Energy, Inc.                                                        911,924        39,851      .19
Scottish Power PLC                                                         4,300,000        26,043      .13
FPL Group, Inc.                                                              405,000        21,712      .10
NRG Energy, Inc. 6.50% convertible preferred                               1,000,000        14,100      .07
 2004, units
AES Trust VII 6.00% convertible preferred                                    193,625         6,220      .03
 2008 /1/
                                                                                         1,058,836     5.06

PAPER & FOREST PRODUCTS  -  4.92%
Weyerhaeuser Co.                                                           4,902,900       285,937     1.37
Plum Creek Timber Co., Inc. (merger with                                   7,466,500       225,488     1.08
 Georgia-Pacific Corp., Timber Group)
UPM-Kymmene Corp.                                                          5,470,000       186,565      .89
International Paper Co.                                                    2,839,640       118,640
International Paper Co., Capital Trust 5.25%                                 400,000        18,750      .66
 convertible preferred 2025
Georgia-Pacific Corp., Georgia-Pacific Group                               1,685,000        48,242      .23
 7.50% PEPS convertible preferred 2002, units
Stora Enso Oyj, Class R                                                    3,664,275        46,422      .22
Kimberly-Clark de Mexico, SA de CV, Class A                               13,555,000        37,066      .18
Meadwestvaco Corp. (merger with Westvaco                                     727,500        23,484      .11
 Corp.) /1/
Holmen AB, Class B                                                           942,900        20,951      .10
Potlatch Corp.                                                               600,000        17,418      .08
                                                                                         1,028,963     4.92

OIL & GAS  -  4.59%
Marathon Oil Corp. (formerly USX-Marathon                                  7,380,300       207,017      .99
 Group)
Royal Dutch Petroleum Co. (New York                                        2,295,000       114,681
 registered)
"Shell" Transport and Trading Co., PLC                                     1,696,700        69,683
 (New York registered) (ADR)
"Shell" Transport and Trading Co., PLC                                     2,676,600        18,157      .97
ChevronTexaco Corp. (merger of Chevron Corp.                               1,999,042       167,520      .80
 and Texaco Inc.)
Occidental Petroleum Corp.                                                 2,700,000        70,065      .33
Phillips Petroleum Co.                                                     1,129,700        66,054      .32
Conoco Inc.                                                                2,000,000        56,320      .27
Exxon Mobil Corp.                                                          1,420,000        55,451      .27
ENI SpA                                                                    3,750,000        48,671      .23
Unocal Capital Trust $3.125 convertible                                      700,000        35,613      .17
 preferred
Kerr-McGee Corp.                                                             400,000        21,180      .10
Husky Energy Inc.                                                          1,500,000        14,800      .07
Pennzoil-Quaker State Co.                                                  1,000,000        13,840      .07
                                                                                           959,052     4.59

TOBACCO  -  4.49%
Philip Morris Companies Inc.                                               9,400,000       471,034     2.25
R.J. Reynolds Tobacco Holdings, Inc. /2/                                   5,200,000       310,700     1.49
Gallaher Group PLC                                                        12,338,425        85,965      .41
Imperial Tobacco Ltd.                                                      4,118,457        52,911      .25
UST Inc.                                                                     500,000        17,475      .09
                                                                                           938,085     4.49

REAL ESTATE  -  3.36%
Equity Residential Properties Trust                                        4,790,000       128,276
Equity Residential Properties Trust,                                         600,000        14,970      .68
 Series G, 7.25% convertible preferred
Health Care Property Investors, Inc.                                       2,292,900        87,061      .42
Hang Lung Properties Ltd. (formerly Amoy                                  70,000,000        70,907      .34
 Properties SA Ltd.)
Weingarten Realty Investors                                                1,405,000        69,196      .33
Boston Properties, Inc.                                                    1,495,000        54,777      .26
Archstone-Smith Trust (formerly Archstone                                  1,377,000        34,260      .16
 Communities Trust)
Unibail                                                                      597,554        29,075      .14
CenterPoint Properties Corp.                                                 580,000        28,722      .14
ProLogis Trust, Series D, 7.92% preferred                                  1,060,000        26,341      .13
Equity Office Properties Trust                                               880,000        25,335      .12
AMB Property Corp.                                                           895,000        22,921      .11
Kimco Realty Corp.                                                           725,000        22,127      .10
Hysan Development Co. Ltd.                                                21,001,854        21,274      .10
Sun Hung Kai Properties Ltd.                                               2,000,000        16,092      .08
Duke Realty Corp., Series B, 7.99% preferred                                 300,000        14,869      .07
 cumulative step-up premium rate
Simon Property Group, Inc., Series C, 7.89%                                  200,000         9,812      .05
 preferred cumulative step-up premium rate
FelCor Lodging Trust Inc.                                                    450,000         8,068      .04
IAC Capital Trust, Series A, 8.25% TOPRS                                     300,000         7,653      .04
 preferred
New Plan Realty Trust, Series D, 7.80%                                       112,500         5,393      .02
 preferred cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                 50,000         3,891      .02
 7.677% preferred cumulative step-up premium
 rate
Hang Lung Group Ltd.                                                       2,343,000         2,058      .01
                                                                                           703,078     3.36

FOOD PRODUCTS  -  3.04%
H.J. Heinz Co.                                                             5,700,000       235,980     1.13
Sara Lee Corp.                                                             7,125,000       150,694      .72
General Mills, Inc.                                                        1,704,800        84,473      .40
Kellogg Co.                                                                2,550,000        78,693      .37
ConAgra Foods, Inc.                                                        2,250,000        55,800      .27
Unilever NV (New York registered)                                            510,000        28,733      .14
Unilever PLC                                                                 250,000         2,010      .01
                                                                                           636,383     3.04


MACHINERY  -  2.09%
PACCAR Inc.  /2/                                                           3,838,600       254,308     1.22
Caterpillar Inc.                                                           2,050,000       103,074      .49
Pall Corp.                                                                 1,000,000        23,060      .11
Metso Oyj                                                                  1,779,998        20,196      .10
Cummins Capital Trust I 7.00% QUIPS                                          356,000        17,992      .09
 convertible preferred 2031  /3/
Ingersoll-Rand Co., Class A                                                  405,000        17,913      .08
                                                                                           436,543     2.09

DIVERSIFIED FINANCIALS  -  2.09%
J.P. Morgan Chase & Co.                                                    7,780,000       264,909     1.27
ING Groep NV                                                               3,508,000        87,679      .42
Swire Pacific Capital Ltd. 8.84% cumulative                                1,125,000        28,125
 guaranteed perpetual capital securities  /3/
Swire Pacific Offshore Financing Ltd. 9.33%                                  195,000         4,997      .16
 cumulative guaranteed perpetual preferred
 capital securities /3/
Fannie Mae                                                                   334,800        27,102      .13
Providian Financial Corp. 3.25% convertible                             $25,000,000         13,622      .07
 debentures 2005
Wilshire Financial Services Group Inc. /1/ /2/                             2,150,517         5,054      .02
Wharf (Holdings) Ltd.                                                      2,201,000         4,769      .02
                                                                                           436,257     2.09

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.67%
Solectron Corp. 0% LYON convertible notes 2020                         $264,456,000        135,356
Sanmina Corp. 0% convertible subordinated                              $161,000,000         60,198
 debenture 2020
SCI Systems, Inc. 3.00% convertible                                    $ 33,500,000         25,822      .41
 subordinated debentures 2007
Celestica Inc. 0% convertible debenture 2020                           $181,000,000         81,214      .39
Agilent Technologies, Inc. 3.00% convertible                           $ 25,185,000         28,774      .14
 debentures 2021 /3/ /4/
Thermo Electron Corp. 4.00% convertible                                $ 10,000,000          9,500      .04
 subordinated debentures 2005
KDDI Corp. 5.25% convertible subordinated                              $ 10,000,000          7,487      .04
 notes 2008
                                                                                           348,351     1.67


CHEMICALS  -  1.61%
Dow Chemical Co.                                                           4,934,800       145,774      .70
DSM NV                                                                     3,072,005       115,041      .55
E.I. du Pont de Nemours and Co.                                            1,700,000        75,089      .36
                                                                                           335,904     1.61

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.60%
SBC Communications Inc.                                                    2,455,600        91,962      .44
AT&T Corp.                                                                 4,860,000        86,022      .41
Hellenic Telecommunications Organization SA                                4,600,000        72,539      .35
Verizon Communications Inc.                                                  688,000        31,889
Bell Atlantic Financial Services, Inc. 4.25%                            $18,000,000         18,180      .24
 convertible debentures 2005 /3/
ALLTEL Corp.                                                                 300,000        16,644      .08
Qwest Trends Trust 5.75% convertible                                         500,000        11,094      .05
 preferred 2003  /3/
WorldCom, Inc. - MCI Group                                                   500,000         6,195      .03
Allegiance Telecom, Inc., warrants, expire                                    20,000           188      .00
 2008  /1/ /3/ /5/
GT Group Telecom Inc., warrants, expire                                       15,000            75      .00
 2010  /1/ /3/ /5/
NTELOS, Inc., warrants, expire 2010 /1/ /5/                                    5,200             1      .00
XO Communications, Inc. 14.00% preferred                                          12            -       .00
 2009 /1/ /6/
                                                                                           334,789     1.60


INSURANCE  -  1.59%
SAFECO Corp.                                                               2,300,000        70,357      .34
Allstate Corp.                                                             2,175,000        70,166      .33
American International Group, Inc. (merger                                   613,740        45,509      .22
 with American General Corp.)
Royal & Sun Alliance Insurance Group PLC                                   7,800,000        36,753      .18
XL Capital Ltd., Class A                                                     400,000        35,248      .17
St. Paul Companies, Inc.                                                     692,000        30,932      .15
American Financial Group, Inc.                                             1,174,700        27,711      .13
Irish Life & Permanent PLC                                                 1,400,000        14,910      .07
                                                                                           331,586     1.59

PHARMACEUTICALS  -  1.51%
Bristol-Myers Squibb Co.                                                   2,275,000       103,217      .49
Eli Lilly and Co.                                                          1,250,000        93,875      .45
Pharmacia Corp.                                                            1,335,878        54,103      .26
American Home Products Corp.                                                 725,000        46,878      .23
ImClone Systems Inc. 5.50% convertible                                  $20,000,000         12,866      .06
 debentures 2005
Glycomed Inc. 7.50% convertible subordinated                            $ 5,000,000          4,600      .02
 debentures 2003
                                                                                           315,539     1.51


FOOD & DRUG RETAILING  -  1.23%
Albertson's, Inc.                                                          6,130,000       176,238      .84
Woolworths Ltd.                                                            9,000,433        54,036      .26
Koninklijke Ahold NV                                                       1,087,000        27,822      .13
                                                                                           258,096     1.23


MULTILINE RETAIL  -  1.11%
May Department Stores Co.                                                  6,333,200       233,062     1.11
                                                                                           233,062     1.11

AEROSPACE & DEFENSE  -  0.99%
RC Trust I 8.25% convertible preferred 2006,                               1,103,500        70,900
 units
Raytheon Co.                                                               1,723,900        65,973      .65
Honeywell International Inc.                                               2,100,000        70,581      .34
                                                                                           207,454      .99

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.97%
Analog Devices, Inc. 4.75% convertible                                  $37,650,000         35,948      .17
 subordinated notes 2005
Semtech Corp. 4.50% convertible subordinated                            $18,530,000         19,781
 notes 2007 /3/
Semtech Corp. 4.50% convertible subordinated                            $ 8,000,000          8,540      .14
 notes 2007
Burr-Brown Corp. 4.25% convertible subordinated                         $17,800,000         19,772
 notes 2007 /3/
Burr-Brown Corp. 4.25% convertible subordinated                         $ 7,200,000          7,998      .13
 notes 2007
ASML Holding NV 5.75% convertible notes 2006 /3/                        $20,000,000         25,075      .12
Vitesse Semiconductor Corp. 4.00% convertible                           $29,625,000         24,144      .12
 subordinated debentures 2005
LSI Logic Corp. 4.00% convertible subordinated                          $23,400,000         20,299      .10
 notes 2005
TranSwitch Corp. 4.50% convertible notes 2005                           $30,400,000         18,356      .09
TriQuint Semiconductor, Inc. 4.00% convertible                          $23,000,000         17,165      .08
 subordinated notes 2007
Amkor Technology, Inc. 5.00% convertible                                $ 7,000,000          5,083      .02
 notes 2007 /3/
                                                                                           202,161      .97

COMMUNICATIONS EQUIPMENT  -  0.88%
Motorola, Inc. 7.00% convertible preferred                                 1,750,000        76,020      .37
 2004, units  /1/
Nortel Networks Corp. 4.25% convertible                                 $40,000,000         38,850      .19
 notes 2008 /3/
Corning Inc. 0% convertible debentures 2015                             $66,552,000         36,271      .17
Adaptec, Inc. 4.75% convertible subordinated                            $23,000,000         21,523      .10
 notes 2004
Juniper Networks, Inc. 4.75% convertible                                $14,000,000         10,602      .05
 subordinated notes 2007
                                                                                           183,266      .88

GAS UTILITIES  -  0.84%
NiSource Inc.                                                              5,722,200       119,022
NiSource Inc. 7.75% PIES convertible                                         325,000        13,647      .63
 preferred 2003
New Jersey Resources Corp.                                                   578,800        26,260      .13
South Jersey Industries, Inc.                                                500,000        15,840      .08
                                                                                           174,769      .84

AUTOMOBILES  -  0.79%
General Motors Corp.                                                       3,225,000       164,926      .79
                                                                                           164,926      .79

ROAD & RAIL  -  0.69%
CSX Corp.                                                                  2,363,300        94,532      .45
Union Pacific Capital Trust 6.25% TIDES                                      741,500        36,982
 convertible preferred 2028  /3/
Union Pacific Capital Trust 6.25% TIDES                                      260,000        12,968      .24
 convertible preferred 2028
                                                                                           144,482      .69

HOUSEHOLD PRODUCTS  -  0.55%
Kimberly-Clark Corp.                                                       1,455,000        87,736      .42
Clorox Co.                                                                   650,000        26,507      .13
                                                                                           114,243      .55

BEVERAGES  -  0.50%
Southcorp Ltd.                                                            29,712,357       105,142      .50
                                                                                           105,142      .50

MEDIA  -  0.47%
AT&T Corp. Liberty Media Group 3.50% convertible                       $ 55,000,000         39,160      .19
 debentures 2031 /3/
AOL Time Warner Inc.  /1/                                                    850,120        22,367      .10
NTL Inc. 5.75% convertible subordinated                                $120,000,000         14,100
 debentures 2009
NTL Inc., warrants, expire 2008  /1/ /3/ /5/                                  25,650                    .07
Interpublic Group of Companies, Inc. 1.87%                             $ 17,000,000         12,835      .06
 convertible subordinated notes 2006 /3/
United Pan-Europe Communications NV, convertible                               1,180        10,030
 preferred /1//3//5/
United Pan-Europe Communications NV, warrants,                               572,960            -       .05
 expire 2007  /1/ /5/
                                                                                            98,492      .47


COMMERCIAL SERVICES & SUPPLIES  -  0.43%
Pitney Bowes Inc.                                                          1,025,000        42,866      .21
Waste Management, Inc. 4.00% convertible                                $28,000,000         28,176      .13
 debentures 2002
Brambles Industries PLC  /1/                                               4,000,000        18,382      .09
Protection One Alarm Monitoring, Inc.,                                        57,600            10      .00
 warrants, expire 2005  /1/ /3/ /5/
                                                                                            89,434      .43


METALS & MINING  -  0.37%
Phelps Dodge Corp.                                                           900,000        31,383      .15
Inco Ltd. 5.75% convertible debentures 2004                             $17,250,000         17,357
Inco Ltd. 0% LYON convertible notes 2021 /3/                            $11,500,000          6,644      .12
CONSOL Energy Inc.                                                           553,800        12,654      .06
Freeport-McMoRan Copper & Gold Inc.,                                         300,000         4,665      .02
 Class B  /1/
Massey Energy Co.                                                            250,300         3,712      .02
                                                                                            76,415      .37


AUTO COMPONENTS  -  0.33%
TRW Inc.                                                                   1,250,000        52,962      .25
GKN PLC                                                                    4,000,000        15,403      .08
TI Automotive Ltd. /1/ /5/                                                 7,000,000                    .00
                                                                                            68,365      .33


WIRELESS TELECOMMUNICATION SERVICES  -  0.26%
Nextel Communications, Inc., Class A  /1/ /3/                              2,194,633        17,667
Nextel Communications, Inc. 5.25% convertible                           $10,000,000          5,836      .11
 senior notes 2010
Dobson Communications Corp. 13.00% senior                                      8,455         7,927
 exchangeable preferred 2009  /1/ /6/
Dobson Communications Corp. 12.25% senior                                      5,173         4,746
 exchangeable preferred 2008  /1/ /6/
Price Communications Corp.  /1/                                              475,722         9,129      .05
American Tower Corp. 5.00% convertible                                  $15,500,000          8,218      .04
 debentures 2010
Leap Wireless International, Inc., warrants,                                  27,025           176      .00
 expire 2010 /1/ /3/
McCaw International, Ltd., warrants, expire                                   31,500                    .00
 2007  /1/ /3/ /5/
                                                                                            53,699      .26


OTHER  -  2.94%
Williams Companies, Inc.                                                   5,359,100        94,749      .45
Hubbell Inc., Class B                                                      2,767,400        83,050      .40
British Airways PLC                                                       26,000,000        75,065      .36
Sepracor Inc. 5.75% convertible notes 2006 /3/                          $22,850,000         22,621
Sepracor Inc.  /1/                                                           310,329        15,318
Sepracor Inc. 7.00% convertible subordinated                            $13,500,000         13,115
 debentures 2005 /3/
Sepracor Inc. 7.00% convertible subordinated                            $ 9,000,000          8,743      .29
 debentures 2005
Minnesota Mining and Manufacturing Co.                                       500,000        55,400      .26
Gillette Co.                                                               1,600,000        53,280      .25
Electronic Data Systems Corp. 7.625% FELINE                                  989,600        52,102      .25
 PRIDES convertible preferred 2004
Amazon.com, Inc. 4.75% convertible subordinated                         $66,700,000         40,353      .19
 debentures 2009
Kingfisher PLC                                                             4,326,646        24,052      .12
PETsMART, Inc. 6.75% convertible subordinated                           $17,500,000         22,003      .11
 notes 2004 /3/
Newell Financial Trust I 5.25% QUIPS convertible                             550,000        20,488      .10
 preferred 2027
Fluor Corp.                                                                  350,300        11,227      .05
Royal Caribbean Cruises Ltd. 0% convertible                             $17,500,000          6,524
 note 2021
Royal Caribbean Cruises Ltd. 0% LYON convertible                        $14,440,000          4,781      .05
 debenture 2021
TXI Capital Trust I 5.50% convertible                                        250,000         9,275      .04
 preferred 2028
Foster Wheeler Ltd. 6.50% convertible                                   $15,000,000          4,217      .02
 subordinated notes 2007 /3/
Clarent Hospital Corp.  /1/ /2/ /5/                                          518,322         1,296      .01
AMF Bowling Worldwide, Inc. 0% convertible                              $26,391,000              3      .00
 debentures 2018 /3/ /5/ /7/
                                                                                           617,662     2.95


MISCELLANEOUS  -  4.52%
Other equity securities in initial period of                                               944,496     4.52
 acquisition


TOTAL equity securities (cost: $11,125,027,000)                                         12,670,471    60.61



                                                                          Principal        Market  Percent
                                                                             Amount         Value   of Net
Fixed Income Securities                                                       (000)         (000)   Assets

MEDIA  -  3.82%
Charter Communications Holdings, LLC:
8.25% 2007                                                               $   11,150    $   10,592
10.00% 2009                                                                    7,500         7,575
10.75% 2009                                                                   10,000        10,512
0%/9.92% 2011 /8/                                                             25,850        18,870
11.125% 2011                                                                  15,000        15,862
0%/11.75% 2011 /8/                                                           113,100        70,405
0%/13.50% 2011 /8/                                                            67,550        45,596
0%/12.75% 2012 /3/  /8/                                                       72,000        42,300   1.06%
Adelphia Communications Corp.:
9.25% 2002                                                                     3,750         3,759
10.25% 2006                                                                   25,000        25,937
10.25% 2011                                                                   25,850        26,852
Century Communications Corp.:
9.75% 2002                                                                     9,897         9,897
0% 2003                                                                        9,000         8,280
8.75% 2007                                                                    13,200        12,738      .42
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                                   23,850        25,042
0%/9.75% 2007 /8/                                                             43,750        43,969      .33
Time Warner Inc.:
9.625% 2002                                                                    8,090         8,220
7.75% 2005                                                                     9,500        10,206
8.18% 2007                                                                    20,000        22,147
9.125% 2013                                                                    5,000         5,861
7.25% 2017                                                                     8,000         8,101
AOL Time Warner Inc. 7.625% 2031                                               6,500         6,720      .29
CBS Corp. 7.15% 2005                                                          26,500        27,677
Viacom Inc.:
6.40% 2006                                                                     3,000         3,083
7.70% 2010                                                                    10,000        10,786
6.625% 2011                                                                    6,000         6,093      .23
Liberty Media Corp.:
7.75% 2009                                                                     7,950         8,103
7.875% 2009                                                                   16,600        16,686
8.50% 2029                                                                     2,000         1,987
8.25% 2030                                                                       700           677      .13
Lenfest Communications, Inc. 7.625% 2008                                       2,000         2,072
Comcast Cable Communications, Inc.:
8.375% 2007                                                                    6,750         7,473
6.20% 2008                                                                     8,000         7,880
6.875% 2009                                                                    3,000         3,042
7.125% 2013                                                                    3,000         3,087      .11
EchoStar DBS Corp. 9.125% 2009 /3/                                            22,000        22,660      .11
CSC Holdings, Inc.:
7.25% 2008                                                                     8,000         7,889
8.125% 2009                                                                    8,000         8,107
Cablevision Industries Corp. 9.875% 2013                                       6,000         6,300      .11
British Sky Broadcasting Group PLC 8.20% 2009                                 16,250        16,700      .08
Clear Channel Communications, Inc.:
7.25% 2003                                                                     6,000         6,241
6.00% 2006                                                                     6,700         6,657
Chancellor Media Corp. of Los Angeles, Series B,                               3,000         3,157      .08
 8.75% 2007
NTL Inc. 12.75% 2005                                                          10,520         3,892
Comcast UK Cable Partners Ltd. 11.20% 2007                                    13,375        10,967      .07
News America Holdings Inc.:
9.25% 2013                                                                     2,290         2,633
7.75% 2045                                                                    10,347         9,991
News America Inc. 7.625% 2028                                                  2,000         1,955      .07
Univision Communications Inc. 7.85% 2011                                      13,700        14,208      .07
TeleWest PLC:
9.625% 2006                                                                      450           304
9.875% 2010                                                                      500           340
0%/11.375% 2010 /8/                                                           35,250        13,395      .07
STC Broadcasting, Inc. 11.00% 2007                                            14,500        13,702      .07
Fox Family Worldwide, Inc. 10.25% 2007                                        10,241        11,163      .05
Hearst-Argyle Television, Inc. 7.00% 2018                                     12,425        10,569      .05
Rogers Communications Inc. 8.875% 2007                                        10,000         9,950      .05
Telemundo Holdings, Inc., Series D,                                            8,500         8,032      .04
 0%/11.50% 2008 /8/
TransWestern Publishing Co. LLC, Series F,                                     6,250         6,594      .03
 9.625% 2007
Young Broadcasting Inc.:
Series B, 8.75% 2007                                                           3,250         2,925
10.00% 2011                                                                    3,750         3,562      .03
Sun Media Corp.:
9.50% 2007                                                                     6,071         6,223      .03
Emmis Communications Corp. 0%/12.50% 2011 /8/                                  8,250         5,723      .03
American Media Operations, Inc. 10.25% 2009                                    5,000         5,175      .02
Penton Media, Inc. 10.375% 2011                                                6,250         5,000      .02
ACME Television, LLC, Series A, 10.875% 2004                                   4,920         4,846      .02
Innova, S de RL 12.875% 2007                                                   5,000         4,812      .02
Multicanal Participacoes SA, Series B,                                         6,475         4,613      .02
 12.625% 2004
Antenna TV SA 9.00% 2007                                                       5,250         4,462      .02
Gray Communications Systems, Inc. 9.25% 2011 /3/                               3,500         3,605      .02
Sinclair Broadcast Group, Inc. 8.75% 2011 /3/                                  3,125         3,227      .02
RBS Participacoes SA 11.00% 2007 /3/                                           4,250         3,092      .01
Cox Radio, Inc. 6.625% 2006                                                    3,000         3,059      .01
Key3Media Group, Inc. 11.25% 2011                                              2,700         2,450      .01
Carmike Cinemas, Inc., Series B, 9.375% 2009 /7/                               1,550         1,659      .01
A.H. Belo Corp. 7.75% 2027                                                     1,250         1,149      .01
                                                                                           799,075     3.82


BANKS  & THRIFTS -  2.36%
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                 124,750       115,394      .55
 noncumulative preferred (undated) /3/ /8/
SocGen Real Estate Co. LLC, Series A, 7.64%                                   54,000        56,035      .27
 (undated) /3/ /4/
Fuji JGB Investment LLC, Series A, 9.87%                                      40,500        34,191
 noncumulative preferred (undated) /3/ /4/
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                10,000         7,990      .20
 noncumulative preferred (undated) /3/ /4/
HSBC Capital Funding LP: /3/ /4/ /8/
Series 1, 9.547% noncumulative perpetual                                      17,500        20,411
 preferred (undated)
Series 2, 10.176% noncumulative perpetual                                     11,500        14,784
 preferred (undated)
Midland Bank 2.25% Eurodollar notes                                            5,000         4,027      .19
 (undated) /4/
Washington Mutual Bank, FA:
5.625% 2007                                                                    6,500         6,500
6.875% 2011                                                                   10,000        10,263
Ahmanson Capital Trust I Capital Securities,                                   8,000         8,144
 Series A, 8.36% 2026 /3/
Dime Capital Trust I, Dime Bancorp, Inc.,                                      9,425        10,244      .17
 Series A, 9.33% 2027
BNP U.S. Funding LLC, Series A, 7.738%                                        22,700        24,114
noncumulative preferred (undated) /3/ /4/
BNP Paribas Capital Trust, 9.003% noncumulative                                8,000         9,076      .16
 trust preferred (undated) /3/
GS Escrow Corp.:
3.23% 2003 /4/                                                                 6,000         5,923
7.00% 2003                                                                     1,550         1,566
7.125% 2005                                                                   25,500        25,446      .16
Riggs Capital Trust, Series A, 8.625% 2026                                     1,500         1,176
Riggs Capital Trust II, Series C, 8.875% 2027                                 25,000        19,188      .10
Development Bank of Singapore Ltd.:/3/
7.875% 2010                                                                    5,000         5,408
7.125% 2011                                                                    5,000         5,165
DBS Capital Funding Corp. 7.657% (undated)                                     6,500         6,611      .08
 /3/ /4/
Tokai Preferred Capital Co. LLC, Series A,                                    19,000        16,661      .08
 9.98%/11.091% noncumulative preferred
 (undated) /3/ /4/
Royal Bank of Scotland Group PLC 7.648%                                       16,000        16,536      .08
 (undated) /4/
Skandinaviska Enskilda Banken AB 7.50%                                        10,405        10,432      .05
 (undated) /3/ /4/
Standard Chartered Bank 1.938% Eurodollar                                     15,000         9,583      .04
 Notes (undated) /4/
AB Spintab:/3/ /4/
6.80% (undated)                                                                5,150         5,244
7.50% (undated)                                                                2,500         2,607      .04
Canadian Imperial Bank of Commerce 3.625%                                     10,000         7,784      .04
 Eurodollar notes (undated) /4/
Bank of Scotland 7.00% (undated) /3/ /4/                                       7,500         7,699      .04
Bank of Nova Scotia 3.625% Eurodollar notes                                   10,000         7,668      .03
 (undated) /4/
Credit Suisse First Boston, Inc. 6.50% 2012                                    7,000         7,062      .03
BCI US Funding Trust I 8.01% noncumulative                                     6,500         6,656      .03
 preferred (undated) /3/ /4/
Chevy Chase Bank, FSB 9.25% 2005                                               4,000         4,040      .02
Komercni Finance BV 9.00%/10.75% 2008 /3/ /8/                                    150           157      .00
                                                                                           493,785     2.36

WIRELESS TELECOMMUNICATION SERVICES  -  2.33%
Nextel Communications, Inc.:
0%/9.75% 2007 /8/                                                             74,325        50,541
0%/10.65% 2007 /8/                                                             5,475         3,997
0%/9.95% 2008 /8/                                                            145,275        95,882
12.00% 2008                                                                    4,000         3,320
Nextel Partners, Inc.:
12.50% 2009 /3/                                                               15,750        13,230
0%/14.00% 2009 /8/                                                            36,029        21,978
11.00% 2010                                                                   21,000        16,380      .99
Cricket Communications, Inc.: /4/
6.25% 2007                                                                    21,070        16,013
6.50% 2007                                                                    94,875        72,105
Leap Wireless International, Inc.:
12.50% 2010                                                                   13,500         9,653
0%/14.50% 2010 /8/                                                            32,325         9,698      .51
Dobson/Sygnet Communications Co. 12.25% 2008                                  11,750        12,338
American Cellular Corp. 9.50% 2009                                            22,400        21,056
Dobson Communications Corp. 10.875% 2010                                      24,750        24,750      .28
Microcell Telecommunications Inc., Series B,                                  42,047        35,319      .17
 14.00% 2006
TeleCorp PCS Inc. 0%/11.625% 2009 /8/                                         26,650        22,919      .11
PanAmSat Corp.:
6.125% 2005                                                                   18,000        17,512
6.375% 2008                                                                    2,000         1,874      .09
Triton PCS, Inc.:
0%/11.00% 2008 /8/                                                             6,000         5,340
9.375% 2011                                                                    5,000         5,038      .05
Centennial Cellular Corp. 10.75% 2008                                         14,920         9,474      .05
CFW Communications Co. 13.00% 2010                                            10,200         7,140      .03
Vodafone AirTouch PLC 7.75% 2010                                               5,000         5,493      .03
PTC International Finance BV 0%/10.75% 2007 /8/                                5,000         4,838      .02
Cellco Finance NV 15.00% 2005                                                    650           622      .00
PageMart Wireless, Inc.: /5/ /7/
15.00% 2005                                                                   19,410           194
0%/11.25% 2008 /8/                                                            33,500            84      .00
                                                                                           486,788     2.33


DIVERSIFIED TELECOMMUNICATION SERVICES - 1.79%
WCG Note Trust 8.25% 2004 /3/                                                 38,000        36,206
Williams Communications Group, Inc.:
10.70% 2007                                                                   19,650         5,895
11.70% 2008                                                                   47,800        14,340
10.875% 2009                                                                  28,000         8,400      .31
U S WEST Capital Funding, Inc. 6.25% 2005                                      6,875         6,738
Qwest Capital Funding, Inc.:
7.90% 2010                                                                    34,575        35,014
7.25% 2011                                                                    13,175        12,763
7.625% 2021                                                                    7,500         7,129      .29
Voicestream Wireless Corp.:
10.375% 2009                                                                  27,663        31,557
0%/11.875% 2009 /8/                                                           27,085        24,033      .27
TCI Communications, Inc. 8.00% 2005                                           15,000        16,038
AT&T Corp.:
7.30% 2011 /3/                                                                17,500        17,894
6.50% 2029                                                                    10,000         8,780
8.00% 2031 /3/                                                                10,000        10,573      .25
PCCW-HKT Capital Ltd. 7.75% 2011 /3/                                          45,250        45,233      .22
Orange PLC 8.75% 2006                                                          8,000         8,429
France Telecom 7.75% 2011 /3/  /4/                                             7,850         8,382      .08
CenturyTel, Inc., Series H, 8.375% 2010                                       15,000        16,072      .08
British Telecommunications PLC 8.375% 2010 /4/                                12,500        13,959      .07
TELUS Corp. 8.00% 2011                                                        11,150        11,862      .06
Allegiance Telecom, Inc.:
0%/11.75% 2008 /8/                                                            14,200         5,680
12.875% 2008                                                                   2,575         1,700      .04
Koninklijke KPN NV 8.00% 2010                                                  6,750         7,013      .03
Singapore Telecommunications Ltd. 7.375%                                       6,000         6,146      .03
 2031 /3/
Verizon Global Funding Corp. 6.75% 2005                                        5,000         5,285      .02
COLT Telecom Group PLC 12.00% 2006                                             5,000         3,750      .02
GT Group Telecom Inc. 0%/13.25% units 2010 /8/                                15,000         2,175      .01
Netia Holdings BV 11.25% 2007  /7/                                             7,500         1,238      .01
NEXTLINK Communications, Inc. 0%/12.125%                                      10,000         1,000      .00
 2009 /8/
                                                                                           373,284     1.79


MULTILINE RETAIL  -  0.78%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                    3,250         3,104
 7.375% 2008                                                                   1,000           960
 6.875% 2015                                                                   3,370         2,780
 7.95% 2017                                                                   42,025        36,562
 9.75% 2021 /9/                                                                3,162         3,004
 8.25% 2022 /9/                                                               24,890        21,530
 7.125% 2023                                                                   4,000         3,200
 8.125% 2027                                                                   9,500         8,170
 7.40% 2037                                                                   24,048        23,327
 7.625% 2097                                                                   8,000         6,198      .52
Federated Department Stores, Inc.:
6.625% 2008                                                                    1,000         1,007
6.625% 2011                                                                   19,050        19,052      .10
Sears, Roebuck and Co. 9.375% 2011                                            12,310        14,509      .07
Wal-Mart Stores, Inc. 5.875% 2005                                             12,000        12,473      .06
Dillard's, Inc.:
 6.43% 2004                                                                    2,000         1,860
 6.69% 2007                                                                      625           538
 6.625% 2008                                                                   1,575         1,315
 6.625% 2018                                                                   1,000           734
 7.13% 2018                                                                      500           387      .02
Saks Inc. 7.375% 2019                                                          3,450         2,381      .01
                                                                                           163,091      .78

COMMUNICATIONS EQUIPMENT  -  0.76%
Crown Castle International Corp.: /8/
0%/10.625% 2007                                                               11,125         8,900
0%/10.375% 2011                                                               46,450        24,619
0%/11.25% 2011                                                                45,500        24,115      .28
Motorola, Inc.:
8.00% 2011                                                                    21,625        21,517
5.22% 2097                                                                    15,000         9,362      .15
Nortel Networks Ltd. 6.125% 2006                                              25,500        21,821      .10
SBA Communications Corp.:
0%/12.00% 2008 /8/                                                             8,675         5,899
10.25% 2009                                                                   21,000        15,120      .10
SpectraSite Holdings, Inc., Series B: /8/
0%/12.00% 2008                                                                38,250        13,770
0%/11.25% 2009                                                                 4,275         1,197      .07
American Tower Corp. 9.375% 2009                                              16,800        11,928      .06
Fairchild Semiconductor Corp. 10.50% 2009                                        650           699      .00
                                                                                           158,947      .76

HOTELS, RESTAURANTS & LEISURE  -  0.72%
Royal Caribbean Cruises Ltd.:
7.00% 2007                                                                     7,000         5,915
8.75% 2011                                                                    31,150        27,412      .16
Mirage Resorts, Inc.:
6.625% 2005                                                                    3,000         3,005
6.75% 2007                                                                     3,250         3,132
6.75% 2008                                                                    10,500        10,056
MGM Mirage, Inc. 8.50% 2010                                                   13,250        13,965      .14
Horseshoe Gaming Holding Corp., Series B,                                     21,500        22,306      .11
 8.625% 2009
Premier Parks Inc.:
9.25% 2006                                                                     1,250         1,303
9.75% 2007                                                                    12,750        13,069
Six Flags, Inc.:
9.50% 2009                                                                     1,875         1,913
8.875% 2010 /3/                                                                2,500         2,491
Six Flags Entertainment Corp. 8.875% 2006                                      2,000         2,090      .10
International Game Technology 7.875% 2004                                     16,000        16,640      .08
Boyd Gaming Corp.:
9.25% 2003                                                                     7,000         7,140
9.25% 2009                                                                     8,500         8,904      .08
Florida Panthers Holdings, Inc. 9.875% 2009                                   10,000        10,425      .05
KSL Recreation Group, Inc. 10.25% 2007                                         1,250         1,194      .00
                                                                                           150,960      .72


ELECTRIC UTILITIES  -  0.64%
Edison Mission Energy:
10.00% 2008                                                                   11,250        11,394
7.73% 2009                                                                    15,720        14,555
9.875% 2011                                                                   15,280        15,734
Mission Energy Holding Co. 13.50% 2008                                        18,075        20,063
Homer City Funding LLC  8.734% 2026                                           10,000         9,584
Midwest Generation, LLC, Series B,                                             6,000         5,863      .37
 8.56% 2016 /9/
Israel Electric Corp. Ltd.:/3/
7.70% 2018                                                                    22,500        21,170
8.10% 2096                                                                    14,405        12,020      .16
AES Corp.:
9.50% 2009                                                                     9,275         8,162
9.375% 2010                                                                    2,525         2,209      .05
Progress Energy, Inc.:
5.85% 2008                                                                     2,500         2,479
7.10% 2011                                                                     2,500         2,631
7.00% 2031                                                                     2,500         2,561      .04
Exelon Corp. 6.75% 2011                                                        1,000         1,031
Exelon Generation Co., LLC 6.95% 2011 /3/                                      1,300         1,351      .01
FirstEnergy Corp., Series B, 6.45% 2011                                        2,250         2,244      .01
                                                                                           133,051      .64

COMMERCIAL SERVICES & SUPPLIES  -  0.60%
Allied Waste North America, Inc.:
7.625% 2006                                                                    5,000         4,888
8.50% 2008 /3/                                                                 2,500         2,563
10.00% 2009                                                                   54,825        55,647      .30
Waste Management, Inc.:
6.875% 2009                                                                    5,050         5,091
7.375% 2010                                                                   11,950        12,379
WMX Technologies, Inc.:
6.375% 2003                                                                    5,050         5,199
7.10% 2026                                                                    10,125        10,556
USA Waste Services, Inc.:
6.50% 2002                                                                     7,000         7,166
7.00% 2004                                                                     4,060         4,246      .22
Cendant Corp. 7.75% 2003                                                      12,000        12,188      .06
KinderCare Learning Centers, Inc., Series B,                                   2,500         2,425      .01
 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                  1,750         1,824      .01
Safety-Kleen Services, Inc.:/5/ /7/
9.25% 2008                                                                    20,000           200
9.25% 2009                                                                    10,000           100      .00
                                                                                           124,472      .60

AUTOMOBILES  -  0.59%
General Motors Acceptance Corp.:
6.125% 2006                                                                   51,100        50,765
7.75% 2010                                                                     9,500         9,859
6.875% 2011                                                                   26,400        25,933
8.00% 2031                                                                     6,250         6,453      .45
Ford Motor Credit Co.:
6.55% 2002                                                                     3,000         3,043
5.80% 2009                                                                     4,000         3,671
7.25% 2011                                                                     2,460         2,420
7.375% 2011                                                                    5,250         5,215
7.45% 2031                                                                     5,000         4,672      .09
DaimlerChrysler North America Holding                                         10,000        10,411      .05
 Corp. 7.75% 2011
                                                                                           122,442      .59

GAS PRODUCTION & DISTRIBUTION -  0.58%
Nisource Finance Corp.:
7.50% 2003                                                                    24,000        24,774
7.625% 2005                                                                   34,000        35,057
7.875% 2010                                                                   15,725        16,218      .36
Gemstone Investors Ltd. 7.71% 2004 /3/                                        22,500        22,275
Florida Gas Transmission Co. 7.625% 2010 /3/                                  19,000        18,064
El Paso Corp. 7.80% 2031                                                       5,000         4,924      .22
                                                                                           121,312      .58

HEALTH CARE PROVIDERS & SERVICES  -  0.55%
Aetna Inc.:
7.375% 2006                                                                   34,700        34,825
7.875% 2011                                                                   15,625        15,370      .24
Columbia/HCA Healthcare Corp.:
6.87% 2003                                                                    10,575        10,734
6.91% 2005                                                                    10,750        10,858
8.85% 2007                                                                     7,500         8,100
8.70% 2010                                                                     9,500        10,070
HCA - The Healthcare Co. 8.75% 2010                                            5,500         6,023      .22
Clarent Hospital Corp. 11.50% 2005 /5/                                        11,036        10,484      .05
Humana Inc. 7.25% 2006                                                         7,125         7,160      .03
Integrated Health Services, Inc.:/5/ /7/
10.25% 2006 /4/                                                               16,900           169
Series A, 9.50% 2007                                                          87,095           871
Series A, 9.25% 2008                                                          68,298           683      .01
Mariner Health Group, Inc. 9.50% 2006 /5/ /7/                                 15,250           153      .00
                                                                                           115,500      .55

PAPER & FOREST PRODUCTS  -  0.50%
Fort James Corp. 6.625% 2004                                                   2,600         2,433
Georgia-Pacific Corp.:
7.50% 2006                                                                    11,650        10,703
8.125% 2011                                                                   25,050        22,903      .17
Scotia Pacific Co. LLC, Series B:
Class A-2, 7.11% 2014 /9/                                                     15,800        13,331
Class A-3, 7.71% 2028                                                         20,125        14,088      .13
International Paper Co. 6.75% 2011                                            13,250        13,331      .06
Bowater Canada Finance Corp. 7.95% 2011 /3/                                   13,000        13,275      .06
Domtar Inc. 7.875% 2011                                                       10,000        10,496      .05
Advance Agro Capital BV 13.00% 2007                                            4,925         2,980      .02
Pindo Deli Finance Mauritius Ltd.:/7/
10.25% 2002                                                                    4,000           700
10.75% 2007                                                                    1,325           232      .01
Indah Kiat Finance Mauritious Ltd. 10.00% 2007                                 3,050           755      .00
                                                                                           105,227      .50

CONSUMER FINANCE  -  0.50%
Capital One Financial Corp.:
7.25% 2003                                                                     7,500         7,580
8.75% 2007                                                                     3,500         3,522
7.125% 2008                                                                   22,500        20,386
Capital One Bank 6.875% 2006                                                  17,600        17,274
Capital One Capital I 3.78% 2027 /3/ /4/                                      13,500        10,162      .28
MBNA Corp.:
6.75% 2008                                                                    12,500        12,030
Capital B, Series B, 3.03% 2027 /4/                                           32,000        23,076      .17
Household Finance Corp.:
5.75% 2007                                                                     4,000         3,949
6.375% 2011                                                                    3,500         3,395      .03
Providian Financial Corp. 9.525% 2027 /3/                                     10,000         3,500      .02
                                                                                           104,874      .50

INSURANCE  -  0.45%
Allstate Financial Global Funding 5.25%                                       16,750        16,680
 2007 /3/
Allstate Financing II 7.83% 2045                                               5,000         5,141      .10
ING Capital Funding Trust III 8.439%                                           9,125        10,032
 (undated) /4/
ReliaStar Financial Corp. 8.00% 2006                                           8,000         8,781      .09
Prudential Holdings, LLC, Series C,                                           17,250        18,671      .09
 8.695% 2023 /3/
Monumental Global Funding 5.20% 2007 /3/                                      16,750        16,348      .08
Conseco Financing Trust II 8.70% 2026/9/                                      21,075         6,112      .03
Lincoln National Corp. 7.00% 2018                                              6,000         5,980      .03
Equitable Life Assurance Society 6.95%                                         5,000         5,251      .03
 2005 /3/                                                                                   92,996      .45


CONTAINERS & PACKAGING  -  0.44%
Container Corp. of America:
Series B, 10.75% 2002                                                          2,050         2,078
9.75% 2003                                                                    50,550        51,940      .26
Printpack, Inc. 10.625% 2006                                                  20,270        21,284      .10
Owens-Brockway Glass Container Inc.                                           13,000        13,000      .06
 8.875% 2009 /3/
Tekni-Plex, Inc., Series B, 12.75% 2010                                        3,750         3,713      .02
                                                                                            92,015      .44


SPECIALTY RETAIL  -  0.33%
Gap, Inc.:
8.15% 2005 /3/                                                                 5,100         4,748
6.90% 2007                                                                     2,000         1,680      .26
8.80% 2008 /3/                                                                51,405        48,163
Toys "R" Us, Inc. 7.625% 2011 /3/                                             10,755        10,679      .05
Office Depot, Inc. 10.00% 2008                                                 2,500         2,713      .01
Petco Animal Supplies, Inc. 10.75% 2011 /3/                                    1,375         1,437      .01
                                                                                            69,420      .33

METALS & MINING  -  0.26%
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                    13,500        10,091
7.20% 2026                                                                    18,000        16,425      .13
Allegheny Technologies, Inc. 8.375% 2011 /3/                                  10,500        10,633      .05
BHP Finance Ltd. 6.75% 2013                                                   10,000        10,135      .05
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                   9,500         3,088      .01
Inco Ltd. 9.60% 2022                                                           2,625         2,724      .01
Luscar Coal Ltd. 9.75% 2011 /3/                                                1,500         1,598      .01
                                                                                            54,694      .26

REAL ESTATE  -  0.22%
ProLogis Trust 7.05% 2006                                                     12,000        12,396      .06
FelCor Suites LP 7.375% 2004                                                  10,750        10,858      .05
Security Capital Group Inc. 7.15% 2007                                        10,000        10,319      .05
EOP Operating LP 8.10% 2010                                                    6,500         7,119      .03
Irvine Co. 7.46% 2006 /3/ /5/                                                  5,000         5,124      .03
                                                                                            45,816      .22

OIL & GAS  -  0.18%
Pogo Producing Co. 10.375% 2009                                               10,000        10,825      .05
Oryx Energy Co. 8.125% 2005                                                    8,500         9,111      .04
Newfield Exploration Co.:
Series B, 7.45% 2007                                                           6,000         5,979
7.625% 2011                                                                    1,500         1,460      .04
OXYMAR 7.50% 2016 /3/                                                          8,000         6,569      .03
Clark Refining & Marketing, Inc. 8.875% 2007                                   3,700         2,886      .01
Pemex Master Trust 7.875% 2009 /3/                                             1,600         1,609      .01
                                                                                            38,439      .18

AIRLINES  -  0.18%
Northwest Airlines, Inc.:
8.375% 2004                                                                     7000         6,580
7.625% 2005                                                                    1,750         1,558
8.875% 2006                                                                   10,730         9,657      .09
Delta Air Lines, Inc.:
7.70% 2005                                                                     2,000         1,880
7.90%  2009                                                                    7,000         6,440      .04
United Air Lines, Inc. 9.00% 2003                                              8,000         5,840      .03
AMR Corp.  9.00% 2012                                                          5,000         4,600      .02
                                                                                            36,555      .18

OTHER INDUSTRIES  -  1.23%
Williams Holdings of Delaware, Inc. 6.25% 2006                                 7,000         6,815
Williams Companies, Inc.:
7.125% 2011                                                                   42,000        40,027
6.75% 2017                                                                     3,000         2,853      .24
Atlas Air, Inc., Series 1998-1, Class A,                                      30,991        28,336      .14
 7.38% 2019 /9/
Levi Strauss & Co.:
6.80% 2003                                                                     2,800         2,632
11.625% 2008                                                                  15,630        15,630      .09
Compaq Computer Corp. 6.20% 2003                                              12,500        12,563      .06
Hutchison Whampoa International Ltd.:
7.00% 2011 /3/                                                                 5,000         5,079
7.45% 2017 /3/                                                                 6,750         6,810      .06
Rite Aid Corp.:
 7.125% 2007                                                                   3,035         1,669
 6.875% 2013                                                                   7,425         3,453
 7.70% 2027                                                                   10,440         5,063
 6.875% 2028 /3/                                                               3,750         1,688      .06
Citigroup Inc. 7.45% 2002                                                     10,000        10,171      .05
Hyundai Semiconductor America, Inc. 8.625%                                    16,110         9,374      .04
 2007 /3/
Boyds Collection, Ltd., Series B, 9.00% 2008                                   8,886         9,153      .04
Flextronics International Ltd. 8.75% 2007                                      7,500         7,725      .04
Wharf Capital International, Ltd. 8.875% 2004                                  7,000         7,705      .04
Gruma, SA de CV 7.625% 2007                                                    7,750         7,421      .04
Equistar Chemicals, LP 8.50% 2004                                              7,500         7,412      .04
VF Corp.:
8.10% 2005                                                                     1,500         1,625
8.50% 2010                                                                     5,250         5,759      .03
Canandaigua Wine Co., Inc.:
8.75% 2003                                                                     5,000         4,963
Series C, 8.75% 2003                                                           1,250         1,250      .03
TRW Inc. 7.75% 2029                                                            5,810         5,566      .03
BAE SYSTEMS, Series 2001, Class G, MBIA                                        5,510         5,632      .03
 Insured, 6.664% 2013 /3/ /9/
Reliance Industries Ltd.:/3/
10.50% 2046                                                                    2,250         2,160
Series B, 10.25% 2097                                                          3,125         2,781      .02
Kraft Foods Inc. 5.625% 2011                                                   5,000         4,914      .02
Aurora Foods Inc.:
Series B, 9.875% 2007                                                          2,136         2,104
Series D, 9.875% 2007                                                          2,500         2,463      .02
Kellogg Co.:
6.00% 2006                                                                     3,000         3,077
6.60% 2011                                                                     1,250         1,284      .02
Dana Corp. 9.00% 2011 /3/                                                      4,950         4,554      .02
AGCO Corp. 9.50% 2008                                                          3,500         3,701      .02
Zilog, Inc. 9.50% 2005 /7/                                                     9,100         3,322      .02
Teekay Shipping Corp.:
8.875% 2011                                                                    2,000         2,085
8.875% 2011 /3/                                                                1,125         1,173      .01
Terex Corp.:
9.25% 2011 /3/                                                                 1,000         1,030
Class B, 10.375% 2011                                                          2,000         2,170      .01

Salton/Maxim Housewares, Inc. 10.75% 2005                                      1,375         1,406      .01
Gearbulk Holding Ltd. 11.25% 2004                                              1,000         1,025      .00
International Shipholding Corp., Series B,                                     1,150           920      .00
 7.75% 2007
Elizabeth Arden, Inc., Series B, 11.75% 2011                                     625           581      .00
Kroger Co. 7.00% 2018                                                            200           202      .00
                                                                                           257,326     1.23


Collateralized mortgage-/asset-backed
 obligations /9/ (excluding those issued by
 federal agencies) -  3.07%
Green Tree Financial Corp.:
Series 1993-2, Class B, 8.00%  2018                                           14,000        13,388
Series 1995-4, Class B-2, 7.70% 2025                                           1,900           989
Series 1995-3, Class B-2, 8.10% 2025                                          16,121         8,881
Series 1995-2, Class B-2, 8.80% 2026                                          11,457         6,022
Series 1996-2, Class B-2, 7.90% 2027                                          12,950         6,502
Series 1996-10, Class B-2, 7.74% 2028                                          8,369         4,156
Series 1997-8, Class B-2, 7.75% 2028                                           6,487         2,580
Series 1997-1, Class B-2, 7.76% 2028                                           9,781         3,908
Series 1997-2, Class B-2, 8.05% 2028                                           3,297         1,350
Series 1998-4, Class B-2, 8.11% 2028                                           6,572         2,731
Series 1997-6, Class B-2, 7.75% 2029                                          10,611         3,903
Series 1998-3, Class B-2, 8.07% 2030                                           4,842         1,878
Conseco Finance Home Equity Loan Trust:
Series 1999-G, Class B-2, 10.96% 2029                                         18,188         8,610
Series 2000-A, Class BV-2, 4.62% 2031 /4/                                      9,350         7,761      .35
Merrill Lynch Mortgage Investors, Inc.:
Series 1995-C3, Class A-3, 7.052% 2025 /4/                                    24,071        25,155
Series 1996-C2, Class A-1, 7.57% 2028 /4/                                        588           597
Series 1999-C1, Class A-2, 7.56% 2031                                         11,750        12,737      .18
MBNA Master Credit Card Trust:
Series 1999-D, Class B, 6.95% 2008 /3/                                         4,700         4,869
Series 1998-E, Class C, 6.60% 2010 /3/                                        22,500        22,853      .13
Jet Equipment Trust:/3/
Series 1995-B, 10.91% 2014                                                     4,750         3,130
Series 1995-B, Class A, 7.63% 2015                                             3,357         2,857
Series 1995-A, Class B, 8.64% 2015                                            12,377        10,503
Series 1995-B, Class C, 9.71% 2015                                             5,500         3,615
Series 1995-A, Class C, 10.69% 2015                                            5,000         3,593      .11
L.A. Arena Funding, LLC, Series 1, Class A,                                   21,634        22,000      .10
 7.656% 2026 /3/
Collateralized Mortgage Obligation Trust,                                     19,688        20,063      .10
 Series 63, Class Z, 9.00% 2020
Continental Airlines, Inc.:
Series 1998-3, Class C-1, 7.08% 2004                                             685           575
Series 1996, Class A, 6.94% 2015                                               6,886         6,406
Series 2001-1, Class B,  7.373% 2015                                           6,000         5,205
Series 1996, Class C, 9.50% 2015                                               4,973         3,804
Series 2000-1, Class A-1, 8.048% 2020                                          4,309         3,959      .10
GS Mortgage Securities Corp. II, Series 1998-C1,                              20,000        19,922      .10
 Class D, 7.243% 2030 /4/
Team Fleet Financing Corp.: /3/
Series 1996-1, Class A, 6.65% 2002                                               833           838
Series 1999-3A, Class D, 7.60% 2003                                            7,000         7,027
Series 2001-3A, Class B, 6.13% 2004                                            5,305         5,302
Series 2001-3A, Class A, 2.83% 2005 /4/                                        6,750         6,746      .10
GMAC Commercial Mortgage Securities, Inc.,                                    20,750        18,656      .09
 Series 1997-C2, Class E, 7.624% 2011
First USA Credit Card Master Trust:/3/
Series 1997-4, Class A, 2.74% 2010 /4/                                         6,500         6,240
Series 1998-6, Class C, 6.16% 2011                                             2,000         1,961
Series 1998-2, Class C, 6.80% 2011                                             8,500         8,634      .08
Pegasus Aviation Lease Securitization,                                        19,000        16,150      .08
 Series 2000-1, Class A-2, 8.37% 2030 /3/
First Union-Lehman Brothers-Bank of America                                   15,500        16,101      .08
 Commerical Mortgage Trust, Series 1998-C2,
 6.28% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                    14,521        15,064      .07
 Series 1998-C1, Class A-1,  6.22% 2031
AmSouth Auto Trust, Series 2000-1, Class C,                                   14,260        14,946      .07
 7.44% 2007
Airplanes Pass-Through Trust:
Class B, 2.57% 2019 /4/                                                       11,660         9,328
Class 1-C, 8.15% 2019 /5/                                                     11,894         5,353      .07
SMA Finance Co., Inc., Series 1998-C1,                                        14,112        14,582      .07
 Class A-1, 6.27% 2032 /3/
Bear Stearns Commercial Mortgage
 Securities Inc.:
Series 1999-C1, Class X, interest only,                                       86,284         4,912
 1.181% 2031 /4/
Series 2001-TOP2, Class A-2, 6.48% 2035                                        7,665         7,853      .06
PRIME Capital Hurricane Ltd. 8.376% 2004 /3/ /4/                              12,500        12,656      .06
CS First Boston Mortgage Securities Corp.,                                    10,623        11,051      .05
 Series 1998-C1, Class A-1A, 6.26% 2040
American Airlines Inc., Series 2001-2,                                        10,810        10,791      .05
 Class B, 8.608% 2011 /3/
Fannie Mae Trust, Series 2001-50, Class BA,                                   10,377        10,693      .05
 7.00% 2041
Structured Asset Securities Corp.:  /4/
Series 1998-RF2, Class A, 8.528% 2027 /3/                                      1,502         1,609
Series 1998-RF1, Class A,  8.664% 2027 /3/                                     1,138         1,197
Series 1999-BC1, Class M2, 3.06% 2029                                          7,500         7,561      .05
Metris Master Trust: /4/
Series 1997-2, Class C, 2.789% 2006 /3/                                        5,000         4,998
Series 2001-1, Class B, 2.539% 2007                                            1,000         1,000
Series 2001-4, Class B, 3.139% 2008                                            3,000         2,988      .04
NPF XII, Inc.: /3/
Series 1999-3, Class B, 2.888% 2003 /4/                                        3,000         3,001
Series 2001-1, Class A,  2.425% 2004  /4/                                      5,000         5,001
Series 2001-3, Class A, 5.52% 2007                                             1,000           975      .04
Holmes Financing PLC:/4/
Series 2, Class 1-C, 3.027% 2040                                               5,750         5,748
Series 3, Class 1-C, 3.027% 2040                                               1,750         1,749
Series 5, Class 1-C, 3.513% 2040                                               1,250         1,250      .04
Mediterranean Re PLC 7.95% 2005 /3/  /4/                                       9,000         8,730      .04
Lease Investment Flight Trust, Series 1,                                       9,782         8,297      .04
 Class B-1, 2.94% 2031 /4/
GE Capital Mortgage Services, Inc., Series                                     8,063         8,186      .04
 1994-9, Class A-9, 6.50% 2024
Santa Barbara Bank & Trust Automobile Loan                                     7,936         8,127      .04
 Securitization Corp., Series 2001-A, Class A,
 6.13% 2007 /3/
NeHi, Inc. 6.196% 2003 /3/ /4/                                                 8,000         8,082      .04
Fleet Credit Card Master Trust II, Series                                      8,000         8,013      .04
 1999-A, Class C, 2.846% 2004 /3/ /4/
US Airways, Inc., Series 2001-1G, 7.076% 2021                                  7,861         7,889      .04
Morgan Stanley Capital I, Inc., Series 1998-WF2,                               7,357         7,681      .04
 Class A-1, 6.34% 2030
First Nationwide Trust, Series 1999-2,                                         6,720         6,808      .03
 Class 1PA-1, 6.50% 2029
Tobacco Settlement Financing Corp., Series                                     6,750         6,652      .03
 2001-A, 6.36% 2025
PNC Mortgage Securities Corp., Series 1998-10,                                 6,737         6,594      .03
 Class 1-B1, 6.50% 2028 /3/
Residential Reinsurance 2001 Ltd. 7.071%                                       6,000         6,000      .03
 2004 /3/ /4/
America West Airlines, Inc., Series 2000-1,                                    5,736         5,745      .03
 Class G, AMBAC Insured, 8.057% 2020
Chase Commercial Mortgage Securities Corp.,                                    5,292         5,518      .03
 Series 1998-1, Class A-1, 6.34% 2030
Rental Car Finance Corp.: /3/
Series 1997-1, Class C-2, 2.88% 2005 /4/                                       2,000         1,967
Series 1999-1A, Class D, 7.10% 2007                                            2,500         2,458      .02
Metropolitan Asset Funding, Inc., Series                                       4,669         4,314      .02
 1998-A, Class B-1, 7.728% 2014 /3/
H. S. Receivables Corp., Series 1999-1,                                        4,063         4,212      .02
 Class A, 8.13% 2006 /3/
Delta Air Lines, Inc., Series 1992-A2,                                         5,000         4,037      .02
 9.20% 2014
Residential Funding Mortgage Securities I,                                     3,850         3,851      .02
 Inc., Series 1998-S17, Class M-1, 6.75% 2028
Providian Master Trust, Series 2000-1,                                         4,000         3,780      .02
 Class C, 2.97% 2009 /3/ /4/
United Air Lines, Inc., Series 1996-A2,                                        5,000         3,597      .02
 7.87% 2019
Nebhelp Trust, Student Loan Interest Margin                                    3,312         3,390      .02
 Securities, Series 1998-1, Class A, MBIA
 Insured, 6.68% 2016 /3/
Ford Credit Auto Owner Trust, Series 1999-B,                                   3,000         3,088      .01
 Class C, 6.65% 2003
Capital One Master Trust, Series 1999-1,                                       2,500         2,620      .01
 Class C, 6.60% 2007 /3/
Aircraft Finance Trust, Series 1999-1,                                         2,536         2,490      .01
 Class A-2, 2.32% 2024 /4/
Northwest Airlines, Inc.:
8.52% 2004                                                                     1,500         1,410
Class G, Series 1999-3, 7.935% 2020                                              956           980      .01
DLJ Mortgage Acceptance Corp., Series                                          2,064         2,159      .01
 1997-CF1, Class A-1A, 7.40% 2006 /3/
Western Capital Ltd. 6.97% 2003 /3/ /4/                                        1,700         1,687      .01
Security National Mortgage Loan Trust,                                         1,680         1,686      .01
 Series 2001-3A, Class A-2, 5.37% 2014 /3/
Toyota Auto Lease Trust, Series 1998-C,                                        1,675         1,678      .01
 Class B, 3.90% 2006 /3/ /4/
Grupo Financiero Banamex-Accival, SA de                                        1,464         1,346      .01
 CV 0% 2002 /3/
MMCA Auto Owner Trust, Class B:
Series 2000-1, 7.55% 2005                                                      1,000         1,065
Series 2001-2, 5.75% 2007                                                        500           512      .01
Financial Asset Securitization, Inc.,                                          1,003         1,022      .00
 Series 1997-NAM1, Class B-1, 7.75% 2027
Embarcadero Aircraft Securitization Trust,                                       358           346      .00
 Series 2000, Class A-2, 2.30% 2025 /3/ /4/
                                                                                           642,480     3.07


Federal Agency Obligations: Mortgage
 pass-throughs /9/ - 1.44%
Government National Mortgage Assn.:
6.00% 2029 - 2031                                                             40,474        39,867
7.00% 2022 - 2029                                                             28,372        29,161
7.50% 2017 - 2030                                                             73,061        76,211
8.00% 2017 - 2023                                                              8,265         8,712
8.50% 2017 - 2021                                                              2,288         2,438
9.00% 2016                                                                       337           362
9.50% 2009 - 2021                                                              3,643         3,892
10.00% 2020 - 2025                                                            26,431        29,988      .91
Fannie Mae:
5.50% 2016                                                                    19,813        19,565
6.00% 2016                                                                    19,629        19,757
6.50% 2031                                                                     5,694         5,728
7.00% 2016 - 2031                                                             19,755        20,280
7.50% 2023 - 2031                                                              9,943        10,334
8.00% 2024                                                                     1,462         1,559
9.00% 2010                                                                     1,318         1,434
9.50% 2022                                                                     2,092         2,287
10.00% 2018 - 2025                                                             4,079         4,581      .41
Freddie Mac:
6.00% 2032                                                                    19,960        19,661
8.50% 2008 - 2010                                                              2,111         2,224
9.00% 2007                                                                     1,459         1,553
11.00% 2018                                                                    1,612         1,833      .12
                                                                                           301,427     1.44


Federal agency obligations: collateralized
 mortgage obligations /9/ - 0.15%
Fannie Mae:
Series 1996-4, Class ZA, 6.50% 2022                                            7,774         7,825
Series 2001-4, Class GA, 10.025% 2025 /4/                                      6,042         6,770
Series 2001-4, Class NA, 11.696% 2025 /4/                                        504           574
Series 2001-20, Class E, 9.593% 2031 /4/                                       6,509         7,175
Series 2001-T10, Class A-1, 7.00% 2041                                         6,506         6,579      .14
Freddie Mac:
Series 178, Class Z, 9.25% 2021                                                  926           974
Series 2289-NB, 10.912% 2022 /4/                                               1,532         1,739      .01
                                                                                            31,636      .15

Other federal agency obligations  -  0.31%
Fannie Mae:
6.50% 2004                                                                     8,000         8,521
Medium Term Note, 6.75% 2028                                                  30,000        28,720
7.25% 2030                                                                     2,750         3,104      .20
Federal Home Loan Bank Bonds 4.875% 2004                                      22,750        23,393      .11
                                                                                            63,738      .31

Government & governmental authorities
 (excluding U.S.) - 0.46%
United Mexican States Government Eurobonds,
 Global:
0% 2003                                                                        5,387             5
8.375% 2011                                                                    5,050         5,277
7.50% 2012                                                                     2,155         2,131
11.375% 2016                                                                  19,684        24,605
8.125% 2019                                                                    4,580         4,523
8.30% 2031                                                                     4,610         4,575      .20
Panama (Republic of):
Interest Reduction Bond 4.75% 2014 /4/ /9/                                       741           676
10.75% 2020                                                                    1,250         1,344
8.875% 2027                                                                   11,500        10,753
9.375% 2029                                                                    5,000         5,288      .09
Turkey (Republic of) 12.375% 2009                                             11,750        12,314      .06
Poland (Republic of), Past Due Interest Bond,                                  8,910         8,948      .04
 Bearer 6.00% 2014 /4/ /9/
Brazil (Federal Republic of), Debt Conversion
 Bond, Series L:
Bearer, 3.25% 2012 /4/ /9/                                                     5,000         3,519
3.25% 2012 /4/ /9/                                                             3,750         2,639      .03
Philippines (Republic of) 8.875% 2008                                          6,000         6,045      .03
Dominican Republic 9.50% 2006 /3/                                              2,135         2,236      .01
Russian Federation 5.00% 2030 /4/ /9/                                          1,770         1,089      .00
Venezuela (Republic of) Eurobond 2.875%                                          571           409      .00
 2007 /4/ /9/
                                                                                            96,376      .46


U.S. TREASURY NOTES AND BONDS  -  1.92%
 6.625% May 2002                                                               6,000         6,093
 6.375% August 2002                                                           10,000        10,239
 5.25% May 2004                                                               15,000        15,638
 7.25% May 2004                                                               10,000        10,850
 7.50% February 2005                                                          25,000        27,641
 6.75% May 2005                                                               55,000        59,744
 3.375% January 2007 /10/                                                     52,629        53,353
 3.625% January 2008 /10/                                                     71,379        72,851
 10.00% May 2010                                                              35,500        41,829
 5.00% February 2011                                                           9,000         8,983
 Principal Strip 0% November 2011                                             20,595        12,210
 8.875% August 2017                                                           10,025        13,401
 8.875% February 2019                                                         15,000        20,266
 7.875% February 2021                                                         20,000        25,072
 6.25% August 2023                                                            20,000        21,378
 Principal Strip 0% November 2027                                             11,670         2,675     1.92
                                                                                           402,223     1.92


TOTAL BONDS AND NOTES (cost: $6,157,326,000)                                             5,677,949    27.16



                                                                          Principal        Market  Percent
                                                                             Amount         Value   of Net
Short-Term Securities                                                         (000)         (000)   Assets

Federal Agency Short Term Obligations  -  6.63%
Fannie Mae 1.57%-2.20% due 2/7-8/5/2002                                   $ 632,925     $ 630,348    3.02%
Freddie Mac 1.565%-2.165% due 2/7-6/20/2002                                  389,765       388,976     1.86
Federal Home Loan Banks 1.66%-2.17% due                                      280,300       279,409     1.34
 2/6-6/13/2002
Federal Farm Credit Bank 1.74% due 4/23/2002                                  36,500        36,355      .17
Sallie Mae 3.556% due 2/21/2002                                               25,000        25,000      .12
International Bank for Reconstruction and                                     25,000        24,961      .12
 Development 1.75% due 3/4/2002
                                                                                         1,385,049     6.63

Corporate Short-Term Notes  -  4.65%
J.P. Morgan Chase & Co. 1.77%-1.78% due                                       45,000        44,834
 4/2-4/30/2002
Park Avenue Receivables Corp. 1.70%-1.75%                                     35,000        34,934      .38
 due 2/27-3/21/2002 /3/
GE Financial Assurance Holdings Inc.                                          53,000        52,962
 1.74%-1.83% due 2/5-3/11/2002 /3/
General Electric Capital Corp. 1.93%                                          24,300        24,299      .37
 due 2/1/2002
Kraft Foods Inc. 1.65%-1.75% due 2/20-3/20/2002                               75,900        75,804      .36
Procter & Gamble Co. 1.895%-2.00% due                                         75,000        74,900      .36
 2/20-2/28/2002/3/
Coca-Cola Co. 1.71%-1.97% due 2/21-4/26/2002                                  73,400        73,247      .35
Abbott Laboratories 1.70%-1.72% due                                           64,619        64,419      .31
 3/8-4/23/2002/3/
American Express Credit Corp. 1.65%-1.85%                                     62,700        62,560      .30
 due 2/1-4/16/2002
Ford Motor Credit Co. 1.69%-1.86% due                                         61,800        61,751      .30
 2/8-2/22/2002
Gannett Co., Inc. 1.64%-1.73% due                                             53,700        53,666      .26
 2/11-2/15/2002 /3/
Triple-A One Funding Corp. 1.78%-1.80%                                        52,048        52,034      .25
 due 2/5-2/6/2002
Three Rivers Funding Corp. 1.72%-1.80%                                        50,500        50,459      .24
 due 2/4-2/21/2002
Verizon Network Funding Co. 1.72%-1.79%                                       44,998        44,908      .21
 due 2/6-4/23/2002
Wells Fargo & Co. 1.79%-1.81% due 3/5-3/19/2002                               40,400        40,319      .19
E.W. Scripps Co. 1.78%-2.02% due                                              35,000        34,964      .17
 2/13-2/28/2002 /3/
Merck & Co., Inc. 1.82%-2.02% due 3/8-4/29/2002                               30,900        30,828      .15
Tribune Co. 2.05%-2.07% due 2/12-2/13/2002 /3/                                30,200        30,178      .14
SBC Communications Inc. 1.95%-2.05% due                                       27,300        27,265      .13
 2/19-3/6/2002/3/
Private Export Funding Corp. 1.80% due 5/7/2002                               25,000        24,880      .12
Monsanto Co. 2.03% due 2/12/2002                                              13,600        13,591      .06
                                                                                           972,802     4.65

U.S. Treasuries  -  0.75%
U.S. Treasury Bills 1.785%-2.15% due                                         158,000       157,421      .75
 2/7-7/5/2002
                                                                                           157,421      .75


TOTAL SHORT-TERM SECURITIES                                                              2,515,272    12.03
 (cost: $2,515,282,000)


TOTAL INVESTMENT SECURITIES                                                             20,863,692    99.81
 (cost: $19,797,636,000)
Excess of cash and receivables over payables                                                39,664      .19

NET ASSETS                                                                             $20,903,356  100.00%


/1/ Non-income-producing security.
/2/ The fund owns 5.42%, 5.00%, 10.61% and 8.49%
 of the outstanding voting securities of
 R.J. Reynolds Tobacco Holdings, PACCAR, Wilshire
 Financial Services Group, and Clarent
 Hospital, respectively, and thus is considered an affiliate as defined in the Investment
 Company Act of 1940.
/3/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/4/ Coupon rate may change periodically.
/5/ Valued under procedures established by
 the Board of Directors.
/6/ Payment in kind; the issuer has the option
 of paying additional securities in lieu of cash.
/7/ Company not making interest (or dividend)
 payments; bankruptcy proceedings pending.
/8/ Step bond; coupon rate will increase at a
 later date.
/9/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities
 are shorter than the stated maturities.
/10/ Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

Income Fund of America

Equity Securities Added                                Equity Securities Eliminated
   Since July 31, 2001                                     Since July 31, 2001

 1. AES Trust                                           1. Advanced Micro Devices
 2. Agilent Technologies                                2. AMCV Capital Trust
 3. American Financial Group                            3. Anglogold
 4. Analog Devices                                      4. AssiDoman
 5. BANK ONE                                            5. AT&T Wireless Services
 6. Brambles Industries                                 6. Bank of Scotland
 7. Clarent Hospital                                    7. Canadian National Railway
 8. CMS Energy                                          8. China Mobile
 9. Electronic Data Systems                             9. Cinergy
10. Hang Lung Group                                    10. CNET
11. Hellenic Telecommunications                        11. Comunicacion Celular
12. Husky Energy                                       12. Crompton
13. ImClone Systems                                    13. Dana
14. Ingersoll-Rand                                     14. El Paso
15. Irish Life & Permanent                             15. Global Crossing
16. Juniper Networks                                   16. J.C. Penney
17. Kerr-McGee                                         17. Millennium Chemicals
18. Kimberly-Clark                                     18. Niagara Mohawk Holdings
19. Kingfisher                                         19. Norfolk Southern
20. Koninklijke Ahold                                  20. Northeast Utilities
21. LSI Logic                                          21. Origin Energy
22. Motorola                                           22. Pacific Century Financial
23. National City                                      23. PNC Financial Services Group
24. Nortel Networks                                    24. PowerGen
25. Providian Financial                                25. Pro Mos Technologies
26. Sara Lee                                           26. PSINet
27. Societe Generale                                   27. Rhythms NetConnections
28. TranSwitch                                         28. Rockwell Automation
29. TXU                                                29. Rockwell Collins
30. Unibail                                            30. Safeway
31. Unilever                                           31. Smiths Group
32. XO Communications                                  32. Tower Automotive Capital Trust
                                                       33. Tultex
                                                       34. UAL
                                                       35. Ultramar Diamond Shamrock
                                                       36. UnitedGlobalCom
                                                       37. V2 Music Holdings
                                                       38. Vivendi Universal
                                                       39. Wisconsin Energy

Income Fund of America
Financial statements

Statement of assets and liabilities                                               Unaudited
at January 31, 2002                                                        (dollars in  thousands)

Assets:
 Investment securities at market
  (cost: $19,797,636)                                                                          $20,863,692
 Cash                                                                                                3,879
 Receivables for -
  Sales of investments                                                         $92,216
  Sales of fund's shares                                                        58,730
  Dividends and interest                                                       131,402             282,348
                                                                                                21,149,919
Liabilities:
 Payables for -
  Purchases of investments                                                     217,744
  Repurchases of fund's shares                                                  14,374
  Management services                                                            4,407
  Other expenses                                                                10,038             246,563
Net assets at January 31, 2002                                                                 $20,903,356

 Total authorized capital stock -
   3,000,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                                   $20,003,896
  Shares outstanding                                                                         1,264,372,700
  Net asset value per share                                                                         $15.82
 Class B shares:
  Net assets                                                                                      $514,007
  Shares outstanding                                                                            32,616,460
  Net asset value per share                                                                         $15.76
 Class C shares:
  Net assets                                                                                      $307,696
  Shares outstanding                                                                            19,539,640
  Net asset value per share                                                                         $15.75
 Class F shares:
  Net assets                                                                                       $77,757
  Shares outstanding                                                                             4,917,530
  Net asset value per share                                                                         $15.81




Statement of operations                                                                          Unaudited
for the six months ended January 31, 2002                                  (dollars in  thousands)
Investment income:
 Income:
  Dividends                                                                   $211,394
  Interest                                                                     313,363            $524,757

 Expenses:
  Management services fee                                                       27,650
  Distribution expenses - Class A                                               23,858
  Distribution expenses - Class B                                                1,874
  Distribution expenses - Class C                                                  914
  Distribution expenses - Class F                                                   59
  Transfer agent fee - Class A                                                   6,069
  Transfer agent fee - Class B                                                     128
  Administrative services fees - Class C                                           164
  Administrative services fees - Class F                                            44
  Reports to shareholders                                                          481
  Registration statement and prospectus                                            324
  Postage, stationery and supplies                                                 919
  Directors' fees                                                                   99
  Auditing and legal fees                                                           65
  Custodian fee                                                                    655
  Taxes other than federal income tax                                                1
  Other expenses                                                                     8              63,312
 Net investment income                                                                            $461,445

Realized loss and unrealized
 depreciation on investments:
 Net realized loss                                                                                (264,916)
 Net unrealized depreciation on investments                                                       (251,136)
  Net realized loss and
   unrealized depreciation
   on investments                                                                                 (516,052)
 Net decrease in net assets resulting
  from operations                                                                                 $(54,607)









Statement of changes in net assets                                         (dollars in  thousands)

                                                                            Six months
                                                                                ended           Year ended
                                                                           January 31,            July 31,
                                                                              2002 /1/                 2001
Operations:
 Net investment income                                                        $461,445            $968,199
 Net realized (loss) gain on investments                                      (264,916)            218,923
 Net unrealized (depreciation) appreciation
  on investments                                                              (251,136)          1,501,194
  Net (decrease) increase in net assets
   resulting from operations                                                   (54,607)          2,688,316
Dividends and distributions paid to
 shareholders:
 Dividends from net investment income:
  Class A                                                                     (485,076)           (920,822)
  Class B                                                                       (8,063)             (4,447)
  Class C                                                                       (3,823)               (558)
  Class F                                                                       (1,148)               (161)
 Distributions from net realized gain on investments:
  Class A                                                                     (191,613)           (540,219)
  Class B                                                                       (4,250)             (1,844)
  Class C                                                                       (2,256)                -
  Class F                                                                         (593)                -
   Total dividends and distributions                                          (696,822)         (1,468,051)

Capital share transactions:
 Proceeds from shares sold                                                   2,311,180           2,195,734
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                            609,942           1,292,677
 Cost of shares repurchased                                                 (1,150,551)         (2,955,491)
  Net increase in net assets resulting
   from capital share transactions                                           1,770,571             532,920
Total increase in net assets                                                 1,019,142           1,753,185

Net assets:
 Beginning of period                                                        19,884,214          18,131,029
 End of period (including undistributed
  net investment income: $234,614 and $271,279,
  respectively)                                                            $20,903,356         $19,884,214

/1/ Unaudited.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, and other receivables and payables, on a book basis, were $989,000 for the six months ended January 31, 2002.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for federal income tax reporting purposes was $19,803,238,000. Net unrealized appreciation on investments aggregated $1,060,454,000; $2,439,931,000 related to appreciated securities and $1,379,477,000 related to depreciated securities. For the six months ended January 31, 2002, the fund realized tax basis net capital losses of $263,560,000. In addition, the fund has recognized, for tax purposes, net losses relating to non-U.S. currency transactions totaling $5,122,000 which were realized during the period November 1, 2000 through July 31, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $27,650,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.250% per annum of the first $500 million of daily net assets decreasing to 0.129% of such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.273% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were $23,858,000, equivalent to an annualized rate of 0.24% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $1,874,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $914,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $59,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $7,812,000.

AFD received $6,823,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $6,197,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $1,120,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $208,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $49,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $919,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,893,747,000 and $3,354,720,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $655,000 includes $99,000 that was paid by these credits rather than in cash.

For the six months ended January 31, 2002, the fund reclassified $6,822,000 from undistributed net realized gains to additional paid-in-capital to reflect permanent differences between book and tax reporting.

As of January 31, 2002, net assets consisted of the following:

                                                                       (dollars in thousands)
Capital paid in on shares of capital stock                                        $19,876,540
Undistributed net investment income                                                   234,614
Accumulated net realized loss                                                        (273,731)
Net unrealized appreciation                                                         1,065,933
Net assets                                                                        $20,903,356

Capital share transactions in the fund were as follows:



                                                                          Six Months        Six Months
                                                                               Ended             Ended
                                                                         January 31,       January 31,
                                                                                 2002              2002
                                                                         Amount(000)            Shares
Class A Shares:
  Sold                                                                    $1,743,065       109,438,003
  Reinvestment of dividends and distributions                                592,207        38,176,326
  Repurchased                                                             (1,117,192)      (70,328,889)
   Net increase in Class A                                                 1,218,080        77,285,440
Class B Shares: /1/
  Sold                                                                       277,989        17,494,432
  Reinvestment of dividends and distributions                                 10,819           698,797
  Repurchased                                                                (16,851)       (1,068,769)
   Net increase in Class B                                                   271,957        17,124,460
Class C Shares: /2/
  Sold                                                                       227,658        14,346,190
  Reinvestment of dividends and distributions                                  5,404           349,090
  Repurchased                                                                 (9,121)         (578,150)
   Net increase in Class C                                                   223,941        14,117,130
Class F Shares: /2/
  Sold                                                                        62,468         3,918,258
  Reinvestment of dividends and distributions                                  1,512            97,319
  Repurchased                                                                 (7,387)         (465,067)
   Net increase in Class F                                                    56,593         3,550,510
Total net increase in fund                                                $1,770,571       112,077,540





                                                                          Year Ended        Year Ended
                                                                            July 31,          July 31,
                                                                                 2001              2001
                                                                         Amount(000)            Shares
Class A Shares:
  Sold                                                                    $1,859,810       115,591,904
  Reinvestment of dividends and distributions                              1,286,543        82,606,587
  Repurchased                                                             (2,943,300)     (184,558,431)
   Net increase in Class A                                                   203,053        13,640,060
Class B Shares: /1/
  Sold                                                                       222,282        13,795,449
  Reinvestment of dividends and distributions                                  5,514           351,435
  Repurchased                                                                 (8,332)         (520,084)
   Net increase in Class B                                                   219,464        13,626,800
Class C Shares: /2/
  Sold                                                                        88,306         5,433,965
  Reinvestment of dividends and distributions                                    481            29,661
  Repurchased                                                                   (669)          (41,116)
   Net increase in Class C                                                    88,118         5,422,510
Class F Shares: /2/
  Sold                                                                        25,336         1,554,581
  Reinvestment of dividends and distributions                                    139             8,534
  Repurchased                                                                 (3,190)         (196,095)
   Net increase in Class F                                                    22,285         1,367,020
Total net increase in fund                                                $  532,920        34,056,390


/1/ Class B shares were not offered before
 March 15, 2000.
/2/ Class C and Class F shares were not offered before March 15, 2001.

Per-share data and ratios

                                                                     Class A        Class A        Class A
                                                                  Six months           Year           Year
                                                                       ended          Ended          Ended
                                                                 January 31,       July 31,       July 31,
                                                                2002 /1/,/2/            2001           2000
Net asset value, beginning of period                                  $16.44         $15.43         $17.51

 Income from investment operations:
  Net investment income                                              .37 /3/        .83 /3/        .88 /3/

  Net (losses) gains on securities (both                            (.43)/3/       1.46 /3/      (1.28)/3/
 realized and unrealized)

   Total from investment operations                                     (.06)          2.29           (.40)

 Less distributions:
  Dividends (from net investment income)                                (.40)          (.80)          (.87)

  Distributions (from capital gains)                                    (.16)          (.48)          (.81)

   Total distributions                                                  (.56)         (1.28)         (1.68)

Net asset value, end of period                                        $15.82         $16.44         $15.43

Total return /4/                                                      (.30)%          15.53%       (2.08)%

Ratios/supplemental data:

 Net assets, end of period (in millions)                             $20,004        $19,519        $18,102

 Ratio of expenses to average net assets                            .60% /5/            .62%           .63%

 Ratio of net income to average net assets                         4.58% /5/           5.18%          5.52%





                                                                     Class A        Class A        Class A
                                                                        Year           Year           Year
                                                                       Ended          Ended          Ended
                                                                    July 31,       July 31,       July 31,
                                                                         1999           1998           1997
Net asset value, beginning of period                                  $18.25         $18.59         $15.89

 Income from investment operations:
  Net investment income                                                  .88            .85            .86

  Net (losses) gains on securities (both                                 .45           1.11           3.55
 realized and unrealized)

   Total from investment operations                                     1.33           1.96           4.41

 Less distributions:
  Dividends (from net investment income)                                (.88)          (.82)          (.90)

  Distributions (from capital gains)                                   (1.19)         (1.48)          (.81)

   Total distributions                                                 (2.07)         (2.30)         (1.71)

Net asset value, end of period                                        $17.51         $18.25         $18.59

Total return /4/                                                        7.79%         11.32%         29.28%

Ratios/supplemental data:

 Net assets, end of period (in millions)                             $23,012        $22,113        $18,814

 Ratio of expenses to average net assets                                 .59%           .59%           .61%

 Ratio of net income to average net assets                              4.99%          4.75%          5.09%



                                                                     Class B        Class B        Class B
                                                                  Six months           Year
                                                                       ended          ended       March 15
                                                                January 31,        July 31,    to July 31,
                                                                2002 /1/,/2/            2001      2000 /1/
Net asset value, beginning of period                                  $16.39         $15.39         $14.93

 Income from investment operations: /3/
  Net investment income                                                  .30            .72            .24

  Net (losses) gains on securities (both                                (.43)          1.46            .41
 realized and unrealized)

   Total from investment operations                                     (.13)          2.18            .65

 Less distributions:
  Dividends (from net investment income)                                (.34)          (.70)          (.19)

  Distributions (from capital gains)                                    (.16)          (.48)           -

   Total distributions                                                  (.50)         (1.18)          (.19)

Net asset value, end of period                                        $15.76         $16.39         $15.39

Total return /4/                                                      (.70)%          14.77%          4.33%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $514           $254            $29

 Ratio of expenses to average net assets                           1.36% /5/           1.38%           .52%

 Ratio of net income to average net assets                          3.73%/5/           4.15%          1.73%




                                                                     Class C        Class C
                                                                  Six months
                                                                       ended       March 15
                                                                 January 31,    to July 31,
                                                                2002 /1/,/2/       2001 /1/
Net asset value, beginning of period                                  $16.37         $15.85

 Income from investment operations: /3/
  Net investment income                                                  .28            .21

  Net (losses) gains on securities (both                                (.41)           .48
 realized and unrealized)

   Total from investment operations                                     (.13)           .69

 Less distributions:
  Dividends (from net investment income)                                (.33)          (.17)

  Distributions (from capital gains)                                    (.16)           -

   Total distributions                                                  (.49)          (.17)

Net asset value, end of period                                        $15.75         $16.37

Total return /4/                                                      (.70%)           4.35%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $307            $89

 Ratio of expenses to average net assets                           1.47% /5/            .62%

 Ratio of net income to average net assets                         3.56% /5/           1.28%





                                                                     Class F        Class F
                                                                  Six months
                                                                       ended       March 15
                                                                 January 31,    to July 31,
                                                                2002 /1/,/2/       2001 /1/
Net asset value, beginning of period                                  $16.44         $15.89

 Income from investment operations: /3/
  Net investment income                                                  .35            .27

  Net (losses) gains on securities (both                                (.43)           .48
 realized and unrealized)

   Total from investment operations                                     (.08)           .75

 Less distributions:
  Dividends (from net investment income)                                (.39)          (.20)

  Distributions (from capital gains)                                    (.16)           -

   Total distributions                                                  (.55)          (.20)

Net asset value, end of period                                        $15.81         $16.44

Total return /4/                                                      (.41)%           4.71%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $78            $22

 Ratio of expenses to average net assets                            .73% /5/            .31%

 Ratio of net income to average net assets                         4.30% /5/           1.58%



Supplemental data - all classes
                                                                  Six months           Year           Year
                                                                       ended          ended          ended
                                                                 January 31,       July 31,       July 31,
                                                                2002 /1/,/2/            2001           2000
Portfolio turnover rate                                                19.00%         43.96%         34.73%





Supplemental data - all classes
                                                                        Year           Year           Year
                                                                       ended          ended          ended
                                                                    July 31,       July 31,       July 31,
                                                                         1999           1998           1997
Portfolio turnover rate                                                44.35%         34.68%         40.92%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4)/Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.

OTHER SHARE CLASS RESULTS (UNAUDITED)

CLASS B, CLASS C AND CLASS F
RETURNS FOR PERIODS ENDED DECEMBER 31, 2001 (THE MOST RECENT CALENDAR QUARTER):

CLASS B SHARES                       ONE YEAR      LIFE OF CLASS
Reflecting applicable contingent
deferred sales charge (CDSC),
maximum of 5%, payable only if
shares are sold                       -0.30%          +8.08%/1/
Not reflecting CDSC                   +4.66           +10.15/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%
payable only if shares are sold
within one year of purchase           -               +2.70/2/
Not reflecting CDSC                   -               +3.69/2/

CLASS F SHARES
Not reflecting annual asset-based
fee charged by sponsoring firm        -               +4.35/2/

/1/Average annual compound return from March 15, 2000, when Class B shares first became available.
/2/Total return from March 15, 2001, when Class C and Class F shares first became available.

There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.87% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.13% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.


[logo - American Funds(sm)]

The right choice for the long term(sm)

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462


FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.
THE CAPITAL GROUP COMPANIES


American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. IFA-013-0302
Litho in USA BAG/GRS/5542
Printed on recycled paper